UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end:	April 30 - MainStay Absolute Return Multi-Strategy Fund and MainStay MacKay Tax Advantaged Short Term Bond Fund

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2017 is filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Consolidated Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 0.4% †
	Corporate Bonds 0.4%
	Banks 0.2%
	Bank of America Corp.
	3.004%, due 12/20/23 (a)(b)	$24,000	$23,755
	4.20%, due 8/26/24	25,000	25,932
	Citigroup, Inc. 4.60%, due 3/9/26	25,000	26,349
	Goldman Sachs Group, Inc.
	3.50%, due 11/16/26	30,000	29,571
	5.375%, due 3/15/20	25,000	26,354
	Morgan Stanley 5.00%, due 11/24/25	25,000	27,050
			159,011
	Food 0.1%
	Kraft Heinz Foods Co. 2.80%, due 7/2/20	45,000	45,020
	Tyson Foods, Inc. 3.95%, due 8/15/24	35,000	36,131
			81,151
	Health Care - Products 0.0% ‡
	Boston Scientific Corp. 2.85%, due 5/15/20	35,000	35,031

	Health Care - Services 0.0% ‡
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20	35,000	34,950

	Home Builders 0.0% ‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	20,000	21,186

	Oil & Gas 0.1%
	Petrobras Global Finance B.V. 7.375%, due 1/17/27	30,000	33,274
	Petroleos Mexicanos 6.75%, due 9/21/47 (b)	25,000	26,125
			59,399
	Private Equity 0.0% ‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	25,000	25,469

	Retail 0.0% ‡
	O'Reilly Automotive, Inc. 3.80%, due 9/1/22	35,000	36,301

	Telecommunications 0.0% ‡
	T-Mobile USA, Inc. 6.375%, due 3/1/25	25,000	26,594
	Total Corporate Bonds (Cost $473,091)		479,092
	Total Long-Term Bonds (Cost $473,091)		479,092

		Shares	Value
	Common Stocks 30.9%
	Aerospace & Defense 0.2%
	OHB S.E.	889	51,158
	Spirit AeroSystems Holdings, Inc., Class A (c)	1,800	184,248
			235,406
	Air Freight & Logistics 0.0% ‡
	CTT-Correios de Portugal S.A.	8,806	37,719

	Airlines 0.5%
	Air France-KLM (c)(d)	7,412	115,122
	Air New Zealand, Ltd.	24,393	55,367
	Deutsche Lufthansa A.G., Registered (c)	4,231	150,971
	Finnair OYJ	2,408	29,149
	International Consolidated Airlines Group S.A. (c)	17,442	158,515
	SAS A.B. (d)	24,525	59,353
			568,477
	Auto Components 0.0% ‡
	Faurecia (c)	108	9,705
	Leoni A.G. (c)	57	4,378
			14,083
	Automobiles 0.3%
	Fiat Chrysler Automobiles N.V. (c)(d)	7,718	186,490
	Peugeot S.A. (c)	7,495	168,335
			354,825
	Banks 0.7%
	Bancorp, Inc. (c)(d)	13,600	143,752
	Customers Bancorp, Inc. (c)(d)	4,800	147,120
	Danske Bank A/S (c)	3,974	161,426
	Franklin Financial Network, Inc. (c)(d)	3,500	112,875
	OFG Bancorp (c)	6,200	70,680
	Raiffeisen Bank International A.G. (c)(d)	3,975	170,905
			806,758
	Capital Markets 0.8%
	BGC Partners, Inc., Class A (c)	10,500	150,255
	GAIN Capital Holdings, Inc. (c)	3,700	27,010
	Julius Baer Group, Ltd. (c)(d)	2,504	171,910
	Lazard, Ltd., Class A (c)	2,800	163,996
	LPL Financial Holdings, Inc. (c)	2,700	161,082
	Natixis S.A. (c)	16,875	153,656
			827,909
	Chemicals 0.3%
	AdvanSix, Inc. (c)(d)	600	23,676
	Covestro A.G. (b)(c)	1,513	173,908
	Rayonier Advanced Materials, Inc. (c)	4,800	90,816
			288,400
	Commercial Services & Supplies 0.3%
	Derichebourg S.A. (c)	8,932	89,603
	LSC Communications, Inc. (c)	2,500	34,200
	Pitney Bowes, Inc. (c)	13,800	194,718
	SmartGroup Corp., Ltd. (c)	2,218	19,821
			338,342
	Communications Equipment 0.1%
	ARRIS International PLC (c)(d)	6,000	151,800

	Construction & Engineering 0.3%
	Bauer A.G.	460	14,106
	Chip Eng Seng Corp., Ltd.	51,700	39,806
	Maire Tecnimont S.p.A.	24,766	129,143
	Monadelphous Group, Ltd. (c)	4,674	66,136
	Mota-Engil SGPS S.A.	5,863	29,117
	Salini Impregilo S.p.A.	21,663	87,196
			365,504
	Consumer Finance 0.2%
	Enova International, Inc. (c)(d)	6,400	114,560
	Green Dot Corp., Class A (c)(d)	2,200	134,772
			249,332
	Containers & Packaging 0.0% ‡
	Papeles y Cartones de Europa S.A.	3,276	48,889

	Diversified Telecommunication Services 0.1%
	Cincinnati Bell, Inc. (c)(d)	100	1,725
	Telenor ASA (c)	4,042	94,641
			96,366
	Electrical Equipment 0.2%
	Acuity Brands, Inc. (c)	200	30,888
	Atkore International Group, Inc. (c)(d)	2,400	56,112
	Mersen S.A. (c)	255	12,442
	Regal Beloit Corp. (c)	100	7,790
	TPI Composites, Inc. (c)(d)	6,400	128,512
			235,744
	Electronic Equipment, Instruments & Components 0.4%
	ALSO holding A.G., Registered (c)(d)	61	8,992
	AT&S Austria Technologie & Systemtechnik A.G.	4,122	131,524
	Jabil, Inc. (c)	5,800	147,494
	Venture Corp., Ltd. (c)	8,100	142,389
			430,399
	Energy Equipment & Services 0.9%
	BW Offshore, Ltd. (d)	18,839	93,842
	Exterran Corp. (c)(d)	4,200	121,296
	John Wood Group PLC (c)	4,686	43,101
	Matrix Service Co. (c)(d)	6,300	112,770
	McDermott International, Inc. (c)(d)	17,900	157,162
	Oceaneering International, Inc. (c)	6,800	140,624
	Odfjell Drilling, Ltd. (d)	2,363	11,157
	Subsea 7 S.A. (c)	8,192	127,520
	TETRA Technologies, Inc. (d)	29,000	111,360
	Transocean, Ltd. (c)(d)	10,000	107,900
			1,026,732
	Food Products 0.5%
	Austevoll Seafood ASA	4,501	35,383
	Bunge, Ltd. (c)	2,300	182,689
	Grieg Seafood ASA (c)	9,028	79,870
	La Doria S.p.A.	4,623	88,276
	Norway Royal Salmon ASA	3,401	54,618
	Pilgrim's Pride Corp. (c)(d)	2,700	74,979
	Seaboard Corp. (c)	13	56,368
			572,183
	Health Care Equipment & Supplies 0.5%
	Cutera, Inc. (c)(d)	600	29,760
	El.En. S.p.A.	1,017	37,324
	Hill-Rom Holdings, Inc. (c)	1,800	153,594
	Integer Holdings Corp. (c)(d)	700	35,105
	Lantheus Holdings, Inc. (c)(d)	6,400	147,200
	Merit Medical Systems, Inc. (c)(d)	3,000	139,350
			542,333
	Health Care Providers & Services 0.8%
	Centene Corp. (c)(d)	1,600	171,584
	Diplomat Pharmacy, Inc. (c)(d)	6,300	170,037
	Kindred Healthcare, Inc. (c)	9,300	85,560
	Molina Healthcare, Inc. (c)(d)	1,700	155,312
	RadNet, Inc. (c)(d)	10,500	106,575
	Summerset Group Holdings, Ltd.	2,746	11,636
	Triple-S Management Corp., Class B (c)(d)	4,200	96,516
	WellCare Health Plans, Inc. (c)(d)	600	126,228
			923,448
	Health Care Technology 0.0% ‡
	AGFA-Gevaert N.V. (d)	2,615	13,136

	Hotels, Restaurants & Leisure 0.7%
	Chipotle Mexican Grill, Inc. (c)(d)	100	32,476
	Evolution Gaming Group A.B. (b)	1,086	84,276
	Genting Singapore PLC	155,900	160,440
	International Game Technology PLC (c)	5,700	165,699
	J.D. Wetherspoon PLC (c)	4,270	76,330
	LeoVegas A.B. (b)	6,524	93,142
	Scandic Hotels Group A.B. (b)	7,609	84,202
	Thomas Cook Group PLC	36,654	65,679
			762,244
	Household Durables 0.3%
	Beazer Homes USA, Inc. (c)(d)	1,900	35,226
	Berkeley Group Holdings PLC (c)	2,761	155,475
	Hovnanian Enterprises, Inc., Class A (d)	35,000	71,050
	ZAGG, Inc. (c)(d)	6,500	108,550
			370,301
	Independent Power & Renewable Electricity Producers 0.2%
	Falck Renewables S.p.A.	32,858	82,610
	Uniper S.E. (c)	5,042	150,425
			233,035
	Industrial Conglomerates 0.0% ‡
	Nolato A.B.	162	10,896

	Insurance 0.5%
	AmTrust Financial Services, Inc. (c)	12,400	166,408
	NN Group N.V. (c)	3,702	174,656
	Societa Cattolica di Assicurazioni S.C.	12,109	150,790
			491,854
	Internet & Direct Marketing Retail 0.5%
	Expedia, Inc. (c)	1,200	153,612
	Groupon, Inc. (c)(d)	25,600	135,424
	Liberty Expedia Holdings, Inc., Class A (c)(d)	3,300	154,737
	Liberty Interactive Corp. QVC Group, Class A (c)(d)	3,000	84,270
	N Brown Group PLC	14,922	42,628
			570,671
	Internet Software & Services 0.5%
	Akamai Technologies, Inc. (c)(d)	700	46,893
	Care.com, Inc. (c)(d)	5,700	104,538
	Catena Media PLC (d)	2,642	42,313
	IAC / InterActiveCorp (c)(d)	1,200	173,964
	Web.com Group, Inc. (c)(d)	5,700	132,525
			500,233
	IT Services 0.8%
	Alliance Data Systems Corp. (c)	600	153,996
	Booz Allen Hamilton Holding Corp. (c)	4,100	160,638
	Cardtronics PLC, Class A (c)(d)	6,400	156,544
	Computershare, Ltd. (c)	12,187	163,999
	Equiniti Group PLC (b)	7,909	30,432
	Euronet Worldwide, Inc. (c)(d)	1,700	159,579
			825,188
	Leisure Products 0.2%
	Brunswick Corp. (c)	2,800	175,784

	Life Sciences Tools & Services 0.2%
	Bio-Rad Laboratories, Inc., Class A (c)(d)	600	155,118
	Lonza Group A.G., Registered (c)(d)	237	65,925
			221,043
	Machinery 1.5%
	AGCO Corp. (c)	2,200	159,764
	Alstom S.A. (c)	2,379	104,412
	Bobst Group S.A., Registered (c)	943	123,606
	Deutz A.G.	4,393	40,742
	Fenner PLC (c)	2,661	17,916
	Fincantieri S.p.A (d)	51,843	92,622
	Global Brass & Copper Holdings, Inc. (c)	1,900	61,085
	Harsco Corp. (c)(d)	900	16,110
	Hyster-Yale Materials Handling, Inc. (c)	1,600	135,504
	IMI PLC (c)	6,779	127,918
	Prima Industrie S.p.A.	350	16,100
	Terex Corp. (c)	2,400	112,848
	Vesuvius PLC (c)	11,097	94,852
	Volvo A.B., Class B (c)	7,989	163,077
	Wabash National Corp. (c)	6,400	165,312
	Wacker Neuson S.E.	2,396	98,048
	Yangzijiang Shipbuilding Holdings, Ltd.	135,200	164,903
			1,694,819
	Marine 0.1%
	Matson, Inc. (c)	2,400	82,104

	Media 0.5%
	Entravision Communications Corp. (c)	16,800	116,760
	Gannett Co., Inc. (c)	9,900	116,820
	IPSOS (c)	970	37,044
	MDC Partners, Inc., Class A (c)(d)	5,300	47,700
	Nine Entertainment Co. Holdings, Ltd.	107,359	145,337
	RTL Group S.A. (d)	177	15,009
	tronc, Inc. (c)(d)	4,300	87,720
			566,390
	Metals & Mining 1.3%
	Acacia Mining PLC	32,411	85,365
	Anglo American PLC (c)	7,220	175,154
	BlueScope Steel, Ltd. (c)	12,540	146,519
	Evraz PLC (c)	26,099	137,740
	Ferrexpo PLC	26,551	109,966
	Fortescue Metals Group, Ltd.	37,338	149,231
	Mineral Resources, Ltd. (c)	7,563	114,694
	Newmont Mining Corp. (c)	2,500	101,275
	OZ Minerals, Ltd. (c)	18,104	136,400
	Sandfire Resources NL (c)	13,583	78,696
	South32, Ltd.	5,288	16,277
	St. Barbara, Ltd.	43,251	131,739
	United States Steel Corp. (c)	700	26,187
			1,409,243
	Multiline Retail 0.2%
	Debenhams PLC	114,528	48,784
	Next PLC (c)	2,525	182,554
			231,338
	Oil, Gas & Consumable Fuels 9.8%
	Andeavor Logistics, L.P. (c)	7,100	367,070
¤	Antero Midstream GP, L.P. (c)	17,900	376,974
	Beach Energy, Ltd.	126,109	132,104
	Bill Barrett Corp. (c)(d)	23,300	119,529
¤	Cheniere Energy, Inc. (c)(d)	7,300	412,888
	CVR Energy, Inc. (c)(e)	2,500	89,475
	Dominion Energy Midstream Partners, L.P. (c)	9,400	279,650
	Eclipse Resources Corp. (d)	4,800	10,272
¤	Energy Transfer Equity, L.P. (c)	29,900	547,170
¤	Energy Transfer Partners, L.P. (c)	29,500	591,180
	EnLink Midstream LLC (c)	15,500	288,300
¤	Enterprise Products Partners, L.P. (c)	16,400	452,968
	EQT GP Holdings, L.P. (c)	10,400	288,392
	Gulfport Energy Corp. (c)(d)	5,300	53,901
	HollyFrontier Corp. (c)	400	19,184
	Kinder Morgan, Inc. (c)	17,500	314,650
	Magellan Midstream Partners, L.P. (c)	3,100	221,309
	Marathon Petroleum Corp. (c)	500	34,635
	Midstates Petroleum Co., Inc. (c)(d)	1,200	19,692
¤	MPLX, L.P. (c)	14,100	524,520
	NGL Energy Partners, L.P.	17,000	284,750
	Noble Midstream Partners, L.P.	4,400	247,236
	OMV A.G. (c)	2,376	152,983
	ONEOK, Inc. (c)	4,500	264,870
	Par Pacific Holdings, Inc. (c)(d)	6,900	125,787
	PBF Energy, Inc., Class A (c)	2,400	77,592
	Peabody Energy Corp. (c)(d)	2,100	84,861
	Phillips 66 Partners, L.P. (c)	6,600	347,424
	Plains GP Holdings, L.P., Class A (c)(d)	14,700	312,816
	Premier Oil PLC (d)	41,367	48,574
	QEP Resources, Inc. (c)(d)	12,600	117,936
	Renewable Energy Group, Inc. (c)(d)	2,100	22,470
	Repsol S.A. (c)	8,268	155,568
	Rice Midstream Partners, L.P. (c)	16,200	336,960
	SemGroup Corp., Class A (c)	10,000	286,500
	Shell Midstream Partners, L.P. (c)	11,700	334,971
	Southwestern Energy Co. (d)	22,300	94,552
	Stone Energy Corp. (c)(d)	4,100	148,174
¤	Targa Resources Corp. (c)	10,600	508,800
	Valero Energy Partners, L.P. (c)	7,400	332,112
	Western Gas Equity Partners, L.P. (c)	8,000	316,240
	Whitehaven Coal, Ltd.	36,828	146,600
	Whiting Petroleum Corp. (c)(d)	700	19,544
	Williams Cos., Inc. (c)	11,400	357,846
¤	Williams Partners, L.P. (c)	8,900	372,910
	Woodside Petroleum, Ltd. (c)	4,815	128,503
			10,770,442
	Paper & Forest Products 0.2%
	Altri SGPS S.A.	7,666	46,304
	Ence Energia y Celulosa S.A.	17,693	113,678
			159,982
	Personal Products 0.2%
	Herbalife, Ltd. (c)(d)	600	49,794
	Nu Skin Enterprises, Inc., Class A (c)	2,300	165,232
			215,026
	Pharmaceuticals 1.6%
	Amphastar Pharmaceuticals, Inc. (c)(d)	7,200	134,208
	ANI Pharmaceuticals, Inc. (c)(d)	1,600	107,456
	Catalent, Inc. (c)(d)	3,300	153,582
	Depomed, Inc. (c)(d)	7,800	57,330
	Endo International PLC (c)(d)	14,200	98,122
	Faes Farma S.A.	3,567	12,976
	H. Lundbeck A/S (c)	3,109	158,497
	Horizon Pharma PLC (c)(d)	9,100	132,405
	Impax Laboratories, Inc. (c)(d)	7,600	147,820
	Intersect ENT, Inc. (c)(d)	3,900	145,665
	Lannett Co., Inc. (c)(d)(e)	5,400	109,890
	Perrigo Co. PLC (c)	1,700	154,054
	Phibro Animal Health Corp., Class A (c)	3,700	125,985
	Supernus Pharmaceuticals, Inc. (c)(d)	1,800	70,290
	UCB S.A. (c)	1,960	170,827
			1,779,107
	Professional Services 0.1%
	ManpowerGroup, Inc. (c)	1,200	157,668

	Road & Rail 0.3%
	ArcBest Corp. (c)	3,500	124,425
	Nobina AB (b)	2,178	15,451
	YRC Worldwide, Inc. (c)(d)	9,100	145,327
			285,203
	Semiconductors & Semiconductor Equipment 0.7%
	Advanced Energy Industries, Inc. (c)(d)	1,900	135,147
	Alpha & Omega Semiconductor, Ltd. (c)(d)	200	3,358
	Axcelis Technologies, Inc. (c)(d)	2,900	75,110
	BE Semiconductor Industries N.V. (c)	944	90,832
	First Solar, Inc. (c)(d)	1,200	80,604
	Siltronic A.G. (c)(d)	835	138,399
	SMA Solar Technology A.G. (c)	235	12,779
	Synaptics, Inc. (c)(d)	3,100	134,354
	Xperi Corp. (c)	4,300	96,535
			767,118
	Software 0.5%
	A10 Networks, Inc. (c)(d)	5,200	31,876
	Dell Technologies, Inc., Class V (c)(d)	1,800	129,060
	Fortinet, Inc. (c)(d)	3,700	170,348
	Nuance Communications, Inc. (c)(d)	9,200	163,852
			495,136
	Specialty Retail 1.0%
	Ascena Retail Group, Inc. (d)	20,500	44,280
	Best Buy Co., Inc. (c)	1,286	93,955
	Dick's Sporting Goods, Inc. (c)	3,500	110,110
	Express, Inc. (c)(d)	7,800	54,444
	Finish Line, Inc., Class A (c)	1,300	14,729
	GameStop Corp., Class A (c)	8,700	146,247
	Gap, Inc. (c)	3,000	99,720
	Matas A/S	6,604	82,846
	Pets at Home Group PLC	43,526	110,437
	Shoe Carnival, Inc. (c)	2,100	47,985
	Signet Jewelers, Ltd. (c)	2,800	148,120
	Tailored Brands, Inc. (c)	4,800	116,112
	Tilly's, Inc., Class A (c)	1,100	16,412
			1,085,397
	Technology Hardware, Storage & Peripherals 0.4%
	NCR Corp. (c)(d)	4,600	172,546
	USA Technologies, Inc. (c)(d)	9,700	81,965
	Western Digital Corp. (c)	1,900	169,062
			423,573
	Textiles, Apparel & Luxury Goods 0.6%
	Carter's, Inc. (c)	400	48,120
	Crocs, Inc. (c)(d)	10,300	139,153
	Michael Kors Holdings, Ltd. (c)(d)	1,300	85,800
	Ralph Lauren Corp. (c)	1,600	182,896
	Skechers U.S.A., Inc., Class A (c)(d)	4,100	168,879
			624,848
	Thrifts & Mortgage Finance 0.4%
	Deutsche Pfandbriefbank A.G. (b)(c)	7,927	146,347
	Genworth Mortgage Insurance Australia, Ltd.	54,362	127,472
	OneSavings Bank PLC (c)	24,490	138,811
			412,630
	Trading Companies & Distributors 0.4%
	DXP Enterprises, Inc. (c)(d)	1,100	37,631
	H&E Equipment Services, Inc. (c)	2,900	114,202
	Rush Enterprises, Inc., Class A (c)(d)	2,700	145,935
	Seven Group Holdings, Ltd. (c)	6,812	89,912
	Titan Machinery, Inc. (c)(d)	1,800	38,682
	Univar, Inc. (c)(d)	1,600	47,776
			474,138
	Transportation Infrastructure 0.1%
	ASTM S.p.A.	1,332	36,134
	Societa Iniziative Autostradali e Servizi S.p.A.	2,019	38,002
			74,136
	Total Common Stocks (Cost $31,651,750)		33,997,332

	Exchange-Traded Funds 1.7%
¤	IQ Global Resources ETF	38,591	1,108,719
¤	Utilities Select Sector SPDR Fund	14,687	749,625
	Total Exchange-Traded Funds (Cost $1,827,598)		1,858,344

	Preferred Stocks 0.2%
	Auto Components 0.2%
	Schaeffler A.G. 0.000% (c)(d)	9,072	180,382

	Automobiles 0.0% ‡
	Volkswagen A.G. 1.16% (c)	186	40,879

	Total Preferred Stocks (Cost $193,774)		221,261

		Principal Amount
	Short-Term Investments 79.4%
	Repurchase Agreements 38.7%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $39,534,254 (Collateralized by United States Treasury Notes with rates between 0.125% and 1.875% and maturity dates between 4/15/19 and 4/30/22, with a Principal Amount of $40,010,000 and a Market Value of $40,335,601)	$39,533,661	39,533,661
	State Street Bank and Trust Co. 0.05%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $3,044,605 (Collateralized by a Government National Mortgage Association security with a rate of 3.00% and a maturity date of 8/20/46, with a Principal Amount of $3,600,000 and a Market Value of $3,112,336) (f)	3,044,600	3,044,600
	Total Repurchase Agreements (Cost $42,578,261)		42,578,261

	U.S. Governments 40.7%
	United States Treasury Bills (g)
	1.429%, due 4/26/18 (c)(f)	6,060,000	6,039,903
	1.207%, due 2/22/18 (c)(f)	3,100,000	3,097,848
	1.277%, due 2/22/18	8,400,000	8,393,846
	1.312%, due 3/15/18	890,000	888,661
	1.368%, due 4/19/18 (f)	9,000,000	8,973,270
	1.441%, due 4/19/18	633,000	631,120
	1.503%, due 5/31/18 (h)	16,900,000	16,816,903
	Total U.S. Governments (Cost $44,849,398)		44,841,551
	Total Short-Term Investments (Cost $87,427,659)		87,419,812
	Total Investments, Before Investments Sold Short (Cost $121,573,872)	112.6%	123,975,841

		Shares
	Investments Sold Short (26.7%)
	Common Stocks Sold Short (22.5%)
	Aerospace & Defense (0.5%)
	Axon Enterprise, Inc. (d)	(4,800)	(127,008)
	Cobham PLC (d)	(94,771)	(175,938)
	Rolls-Royce Holdings PLC (d)	(13,943)	(172,630)
	Ultra Electronics Holdings PLC	(921)	(19,955)
			(495,531)
	Air Freight & Logistics (0.1%)
	Bollore S.A.	(17,057)	(99,109)
			(99,109)
	Airlines (0.3%)
	Norwegian Air Shuttle ASA (d)	(5,573)	(163,310)
	Spirit Airlines, Inc. (d)	(3,600)	(151,632)
			(314,942)
	Auto Components (0.0%) ‡
	ARB Corp., Ltd.	(1,178)	(17,428)
			(17,428)
	Banks (0.8%)
	Banca Monte dei Paschi di Siena S.p.A. (d)	(22,129)	(103,853)
	Commerzbank A.G. (d)	(10,095)	(166,168)
	Liberbank S.A. (d)	(124,725)	(69,869)
	Live Oak Bancshares, Inc.	(3,000)	(80,700)
	Metro Bank PLC (d)	(1,548)	(79,873)
	PacWest Bancorp	(3,100)	(162,533)
	Republic First Bancorp, Inc. (d)	(5,500)	(48,675)
	UniCredit S.p.A. (d)	(7,760)	(170,973)
			(882,644)
	Beverages (0.1%)
	Treasury Wine Estates, Ltd.	(10,132)	(139,774)
			(139,774)
	Biotechnology (0.5%)
	Bavarian Nordic A/S (d)	(3,449)	(133,024)
	Cellectis S.A. (d)	(806)	(25,978)
	DBV Technologies S.A. (d)	(250)	(11,720)
	Genmab A/S (d)	(685)	(125,470)
	Mesoblast, Ltd. (d)	(14,855)	(16,040)
	Nordic Nanovector ASA (d)	(4,478)	(44,786)
	Sirtex Medical, Ltd.	(9,863)	(218,162)
			(575,180)
	Capital Markets (0.3%)
	Flow Traders (b)	(2,178)	(54,514)
	Hargreaves Lansdown PLC	(885)	(23,341)
	MarketAxess Holdings, Inc.	(700)	(137,347)
	Tamburi Investment Partners S.p.A.	(6,028)	(46,102)
	Virtu Financial, Inc., Class A	(4,600)	(87,860)
			(349,164)
	Chemicals (0.3%)
	Chr. Hansen Holding A/S	(1,648)	(144,057)
	Orica, Ltd.	(11,168)	(172,784)
			(316,841)
	Commercial Services & Supplies (0.7%)
	Clean TeQ Holdings, Ltd. (d)	(71,887)	(80,518)
	Nl Industries, Inc. (d)	(4,100)	(53,300)
	Rollins, Inc.	(3,400)	(167,756)
	Serco Group PLC (d)	(101,668)	(128,041)
	Societe BIC S.A.	(1,399)	(160,319)
	Team, Inc. (d)	(8,300)	(141,100)
			(731,034)
	Communications Equipment (0.4%)
	Arista Networks, Inc. (d)	(500)	(137,910)
	Infinera Corp. (d)	(18,100)	(117,107)
	Quantenna Communications, Inc. (d)	(5,500)	(75,680)
	Telefonaktiebolaget LM Ericsson, Class B	(23,319)	(149,741)
			(480,438)
	Construction & Engineering (0.3%)
	NCC A.B., Class B	(4,507)	(89,398)
	NV5 Global, Inc. (d)	(2,300)	(112,125)
	Valmont Industries, Inc.	(1,000)	(163,600)
			(365,123)
	Construction Materials (0.2%)
	Fletcher Building, Ltd.	(28,124)	(161,870)
	James Hardie Industries PLC	(2,199)	(38,646)
			(200,516)
	Consumer Finance (0.3%)
	Credit Acceptance Corp. (d)	(500)	(164,855)
	Navient Corp.	(11,200)	(159,600)
	Provident Financial PLC	(2,086)	(19,963)
			(344,418)
	Distributors (0.2%)
	Pool Corp.	(1,200)	(162,288)
			(162,288)
	Diversified Consumer Services (0.1%)
	Chegg, Inc. (d)	(7,800)	(135,096)
			(135,096)
	Diversified Financial Services (0.2%)
	Axactor A.B. (d)	(61,512)	(22,182)
	Ferroglobe Representation & Warranty Insurance Trust (i)(j)(k)	(3,200)	0
	Hypoport A.G. (d)	(736)	(116,964)
	On Deck Capital, Inc. (d)	(16,200)	(72,900)
			(212,046)
	Diversified Telecommunication Services (0.5%)
	Globalstar, Inc. (d)	(72,500)	(76,125)
	Inmarsat PLC	(2)	(13)
	Intelsat S.A. (d)	(6,300)	(17,703)
	pdvWireless, Inc. (d)	(200)	(6,880)
	TalkTalk Telecom Group PLC	(48,564)	(82,055)
	TPG Telecom, Ltd.	(20,654)	(106,016)
	Vocus Group, Ltd.	(53,015)	(127,731)
	Zayo Group Holdings, Inc. (d)	(4,300)	(157,810)
			(574,333)
	Electric Utilities (0.1%)
	Direct Energie S.A.	(1,834)	(86,253)
			(86,253)
	Electrical Equipment (0.7%)
	Huber + Suhner A.G., Registered	(1,179)	(68,783)
	Nordex S.E. (d)	(11,749)	(154,986)
	Osram Licht A.G.	(1,202)	(105,001)
	Plug Power, Inc. (d)	(53,100)	(102,483)
	Siemens Gamesa Renewable Energy S.A.	(11,110)	(173,386)
	Sunrun, Inc. (d)	(21,600)	(136,728)
	Vivint Solar, Inc. (d)	(9,800)	(33,810)
			(775,177)
	Electronic Equipment, Instruments & Components (0.2%)
	Basler A.G.	(319)	(79,805)
	Cognex Corp.	(2,300)	(143,451)
			(223,256)
	Energy Equipment & Services (0.9%)
	Borr Drilling, Ltd. (d)	(11,436)	(52,515)
	Bristow Group, Inc.	(6,300)	(97,083)
	Forum Energy Technologies, Inc. (d)	(400)	(6,760)
	Frank's International N.V.	(17,400)	(120,408)
	Fugro N.V. (d)	(7,946)	(132,492)
	NCS Multistage Holdings, Inc. (d)	(5,300)	(86,602)
	RPC, Inc.	(6,000)	(121,200)
	Select Energy Services, Inc., Class A (d)	(3,000)	(53,760)
	Solaris Oilfield Infrastructure, Inc., Class A (d)	(5,500)	(103,785)
	Tecnicas Reunidas S.A.	(3,912)	(133,274)
	Vallourec S.A. (d)	(19,676)	(134,798)
			(1,042,677)
	Food Products (0.5%)
	B&G Foods, Inc.	(3,700)	(122,100)
	Blue Buffalo Pet Products, Inc. (d)	(4,900)	(166,502)
	Cloetta A.B., Class B	(11,944)	(49,323)
	Freshpet, Inc. (d)	(6,900)	(126,960)
	Greencore Group PLC	(38,919)	(107,479)
			(572,364)
	Health Care Equipment & Supplies (0.4%)
	Ambu A/S, Class B	(2,543)	(54,598)
	DexCom, Inc. (d)	(1,300)	(75,660)
	Ion Beam Applications	(1,949)	(59,720)
	Nanosonics, Ltd. (d)	(50,637)	(115,473)
	ViewRay Inc. (d)	(13,900)	(124,127)
			(429,578)
	Health Care Providers & Services (1.0%)
	Acadia Healthcare Co., Inc. (d)	(3,500)	(119,280)
	BioTelemetry, Inc. (d)	(4,500)	(153,675)
	Brookdale Senior Living, Inc. (d)	(4,500)	(42,750)
	Capital Senior Living Corp. (d)	(1,900)	(21,432)
	Envision Healthcare Corp. (d)	(1,100)	(39,589)
	Henry Schein, Inc. (d)	(1,600)	(121,088)
	Patterson Cos., Inc.	(3,500)	(125,615)
	PetIQ, Inc. (d)	(6,000)	(144,000)
	Premier, Inc., Class A (d)	(5,300)	(171,985)
	Raffles Medical Group, Ltd.	(116,200)	(98,324)
	Surgery Partners, Inc. (d)	(2,400)	(37,320)
			(1,075,058)
	Health Care Technology (0.4%)
	Evolent Health, Inc., Class A (d)	(9,900)	(139,590)
	RaySearch Laboratories AB (d)	(544)	(10,839)
	Teladoc, Inc. (d)	(3,600)	(134,640)
	Veeva Systems, Inc., Class A (d)	(2,500)	(157,150)
			(442,219)
	Hotels, Restaurants & Leisure (0.8%)
	Ardent Leisure Group	(20,898)	(33,848)
	Collins Foods, Ltd.	(3,535)	(15,097)
	DO & CO A.G.	(295)	(19,705)
	Domino's Pizza Enterprises, Ltd.	(4,476)	(173,088)
	Domino's Pizza, Inc.	(800)	(173,480)
	Dunkin' Brands Group, Inc.	(2,400)	(155,160)
	Tabcorp Holdings, Ltd.	(36,253)	(151,029)
	Wingstop, Inc.	(3,300)	(159,588)
			(880,995)
	Household Durables (0.3%)
	Breville Group, Ltd.	(224)	(2,217)
	iRobot Corp. (d)	(1,600)	(142,000)
	Newell Brands, Inc.	(5,100)	(134,844)
			(279,061)
	Independent Power & Renewable Electricity Producers (0.1%)
	Infigen Energy (d)	(58,556)	(29,726)
	Terraform Power, Inc., Class A	(11,700)	(127,530)
			(157,256)
	Insurance (0.8%)
	Ambac Financial Group, Inc. (d)	(8,200)	(132,840)
	Aspen Insurance Holdings, Ltd.	(3,900)	(145,665)
	Maiden Holdings, Ltd.	(3,900)	(27,495)
	MBIA, Inc. (d)	(16,900)	(124,046)
	Medibank Pvt, Ltd.	(60,596)	(163,575)
	RenaissanceRe Holdings, Ltd.	(500)	(63,570)
*	Validus Holdings, Ltd.	(3,400)	(230,180)
			(887,371)
	Internet & Direct Marketing Retail (0.8%)
	Duluth Holdings, Inc., Class B (d)	(7,200)	(126,792)
	Liberty Ventures, Series A (d)	(2,800)	(165,004)
	Ocado Group PLC (d)	(22,058)	(157,723)
	On the Beach Group PLC (b)	(5,567)	(41,102)
	Webjet, Ltd.	(16,044)	(132,256)
	Zalando S.E. (b)(d)	(2,883)	(168,875)
	zooplus A.G. (d)	(685)	(141,177)
			(932,929)
	Internet Software & Services (0.7%)
	Benefitfocus, Inc. (d)	(2,500)	(63,000)
	Cloudera, Inc. (d)	(7,600)	(142,272)
	Match Group, Inc. (d)	(4,800)	(167,712)
	Pandora Media, Inc. (d)	(32,000)	(152,960)
	TrueCar, Inc. (d)	(8,100)	(95,499)
	Wix.com, Ltd. (d)	(2,100)	(128,205)
			(749,648)
	IT Services (0.5%)
	GFT Technologies S.E.	(2,112)	(33,642)
	Square, Inc., Class A (d)	(4,100)	(192,331)
	Switch, Inc., Class A	(9,000)	(145,980)
	WEX, Inc. (d)	(1,100)	(170,291)
			(542,244)
	Leisure Products (0.3%)
	Acushnet Holdings Corp.	(6,400)	(137,280)
	Mattel, Inc.	(9,900)	(156,816)
			(294,096)
	Life Sciences Tools & Services (0.2%)
	Accelerate Diagnostics, Inc. (d)	(4,500)	(130,050)
	Genfit (d)	(2,577)	(88,561)
			(218,611)
	Machinery (1.0%)
	Burckhardt Compression Holding A.G.	(210)	(78,111)
	Energy Recovery, Inc. (d)	(14,700)	(113,631)
	Gardner Denver Holdings, Inc. (d)	(4,800)	(165,984)
	KION Group A.G.	(1,717)	(157,579)
	Middleby Corp. (d)	(1,200)	(163,512)
	Nordson Corp.	(1,100)	(158,092)
	Outotec OYJ (d)	(486)	(4,185)
	SLM Solutions Group A.G. (d)	(2,000)	(110,498)
	Wabted Corp.	(1,900)	(153,976)
			(1,105,568)
	Media (1.0%)
	Altice N.V., Class A (d)	(13,528)	(145,383)
	HT&E, Ltd.	(37,833)	(51,674)
	Kinepolis Group N.V.	(190)	(14,036)
*	Liberty Broadband Corp. (d)
	Class A	(1,800)	(170,352)
	Class C	(600)	(57,330)
*	Liberty Media Corp-Liberty Formula One (d)
	Class A	(4,700)	(167,696)
	Class C	(1,600)	(60,304)
	Mediaset S.p.A (d)	(32,447)	(128,991)
	oOh!media, Ltd.	(4,913)	(18,132)
	Schibsted ASA, Class B	(1,140)	(34,382)
	Solocal Group (d)	(96,747)	(119,876)
	Technicolor S.A., Registered	(35,893)	(134,134)
			(1,102,290)
	Metals & Mining (0.8%)
	Hecla Mining Co.	(31,600)	(121,344)
	Lynas Corp., Ltd. (d)	(28,577)	(49,739)
	Newcrest Mining, Ltd.	(1,302)	(23,784)
	Nyrstar N.V. (d)	(13,767)	(111,784)
	Petra Diamonds, Ltd. (d)	(83,579)	(71,202)
	Randgold Resources, Ltd.	(1,572)	(158,160)
	Royal Gold, Inc.	(1,800)	(160,200)
	thyssenkrupp A.G.	(5,186)	(163,156)
			(859,369)
	Multi-Utilities (0.0%) ‡
	Telecom Plus PLC	(925)	(15,235)
			(15,235)
	Multiline Retail (0.1%)
	Myer Holdings, Ltd.	(95,796)	(50,561)
	Sears Holdings Corp. (d)	(14,700)	(37,779)
			(88,340)
	Oil, Gas & Consumable Fuels (1.2%)
	Centennial Resource Development, Inc., Class A (d)	(6,400)	(130,624)
	Cheniere Energy, Inc. (d)	(2,400)	(135,744)
	Diamondback Energy, Inc. (d)	(1,000)	(125,500)
	Dorian LPG, Ltd. (d)	(6,900)	(52,716)
	Earthstone Energy, Inc., Class A (d)	(3,900)	(38,922)
	Extraction Oil & Gas, Inc. (d)	(8,800)	(124,080)
	Frontline, Ltd.	(1,668)	(7,729)
	Golar LNG, Ltd.	(4,200)	(114,618)
	Koninklijke Vopak N.V.	(1,061)	(47,936)
	Lundin Petroleum A.B. (d)	(5,507)	(137,152)
	Parsley Energy, Inc., Class A (d)	(4,200)	(99,120)
	RSP Permian, Inc. (d)	(3,100)	(123,008)
	Scorpio Tankers, Inc.	(41,900)	(111,454)
	Teekay Corp.	(1,300)	(10,608)
	WildHorse Resource Development Corp. (d)	(4,700)	(83,707)
			(1,342,918)
	Personal Products (0.3%)
	Asaleo Care, Ltd.	(16,435)	(21,520)
	Best World International, Ltd.	(21,600)	(22,229)
	e.l.f. Beauty, Inc. (d)	(6,200)	(127,472)
	Revlon, Inc., Class A (d)	(5,700)	(116,850)
			(288,071)
	Pharmaceuticals (1.2%)
	Aclaris Therapeutics, Inc. (d)	(5,300)	(117,236)
	Aerie Pharmaceuticals, Inc. (d)	(2,300)	(126,155)
	Akcea Therapeutics, Inc. (d)	(7,200)	(155,880)
	ALK-Abello A/S	(374)	(47,542)
	Collegium Pharmaceutical, Inc. (d)	(2,900)	(69,136)
	Dova Pharmaceuticals, Inc. (d)	(3,100)	(98,766)
	Hikma Pharmaceuticals PLC	(2,598)	(35,670)
	Intra-Cellular Therapies, Inc. (d)	(7,500)	(127,650)
	Kala Pharmaceuticals, Inc. (d)	(3,900)	(59,358)
	Mayne Pharma Group, Ltd. (d)	(162,890)	(87,286)
	Revance Therapeutics, Inc. (d)	(1,000)	(32,300)
	TherapeuticsMD, Inc. (d)	(20,400)	(119,952)
	Theravance Biopharma, Inc. (d)	(4,700)	(124,268)
	Vectura Group PLC (d)	(13,031)	(18,002)
	WaVe Life Sciences, Ltd. (d)	(2,900)	(116,000)
			(1,335,201)
	Professional Services (0.1%)
	Bertrandt A.G.	(655)	(84,005)
	Capita PLC	(15,735)	(40,773)
			(124,778)
	Semiconductors & Semiconductor Equipment (0.2%)
	Impinj, Inc. (d)	(2,800)	(62,636)
	MACOM Technology Solutions Holdings, Inc., Class H (d)	(1,800)	(55,980)
	Veeco Instruments, Inc. (d)	(7,200)	(119,880)
			(238,496)
	Software (0.6%)
	Autodesk, Inc. (d)	(1,300)	(150,306)
	Dassault Systemes S.E.	(763)	(87,985)
	Digimarc Corp. (d)	(2,400)	(74,160)
	Guidewire Software, Inc. (d)	(2,000)	(158,900)
	Splunk, Inc. (d)	(1,800)	(166,266)
	Upland Software, Inc. (d)	(1,800)	(41,634)
			(679,251)
	Specialty Retail (0.9%)
	At Home Group, Inc. (d)	(2,500)	(79,200)
	Floor & Decor Holdings, Inc., Class A (d)	(3,400)	(159,460)
	GNC Holdings, Inc., Class A (d)	(4,400)	(19,140)
	Hennes & Mauritz AB, Class B	(7,727)	(136,636)
	Industria de Diseno Textil S.A.	(537)	(19,248)
	Lumber Liquidators Holdings, Inc. (d)	(4,200)	(117,348)
	MarineMax, Inc. (d)	(7,000)	(160,650)
	National Vision Holdings, Inc. (d)	(3,300)	(129,096)
	Party City Holdco, Inc. (d)	(9,800)	(142,100)
			(962,878)
	Technology Hardware, Storage & Peripherals (0.1%)
	Tobii AB (d)	(18,833)	(83,316)
			(83,316)
	Textiles, Apparel & Luxury Goods (0.3%)
	Hermes International	(249)	(137,632)
	Salvatore Ferragamo S.p.A.	(4,867)	(136,926)
	Tod's S.p.A.	(1,253)	(94,506)
			(369,064)
	Trading Companies & Distributors (0.1%)
	Envirostar, Inc.	(700)	(26,810)
	Textainer Group Holdings, Ltd. (d)	(1,800)	(44,100)
			(70,910)
	Transportation Infrastructure (0.1%)
	Auckland International Airport, Ltd.	(32,686)	(161,269)
			(161,269)
	Total Common Stocks Sold Short (Proceeds $23,285,556)		(24,811,652)

	Convertible Preferred Stocks Sold Short (0.1%)
	Health Care Equipment & Supplies (0.1%)
	Sartorius A.G. 0.59%	(542)	(64,769)
	Total Convertible Preferred Stocks Sold Short (Proceeds $53,893)		(64,769)

	Exchange-Traded Funds Sold Short (4.1%)
*	SPDR S&P 500 ETF Trust	(3,300)	(930,270)
*	United States Oil Fund, L.P. (d)	(277,800)	(3,605,844)
	Total Exchange-Traded Funds Sold Short (Proceeds $3,743,809)		(4,536,114)

	Rights Sold Short (0.0%)‡
	Banks (0.0%) ‡
	UniCredit S.p.A. (d)(i)(k)	(7,760)	(1)

	Total Rights Sold Short (Proceeds $0)		(1)

	Total Investments Sold Short (Proceeds $27,083,258) (l)		(29,412,536)

	Total Investments, Net of Investments Sold Short (Cost $94,490,614)	85.9	94,563,305
	Other Assets, Less Liabilities	14.1	15,555,374
	Net Assets	100.0%	$110,118,679

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investments. May be subject to change daily.
*	Among the Fund's 5 largest short positions as of January 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(d)	Non-income producing security.
(e)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $148,025 and the Fund received non-cash collateral in the amount of $224,107.
(f)	Security, or a portion thereof, was held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.
(g)	Interest rate shown represents yield to maturity.
(h)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $(1), which represented less than one-tenth of a percent of the Fund's net assets.
(l)	As of January 31, 2018, cash in the amount of $14,530,179 was on deposit with broker for short sale transactions.

As of January 31, 2018, the Fund held the following futures contracts[1]:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(1)	March 2018	$(201,477)	$(197,183)	$4,294
Euro Stoxx 50	61	March 2018	2,709,161	2,726,443	17,282
E-mini S&P 500	(10)	March 2018	(1,343,829)	(1,412,900)	(69,071)
FTSE 100 Index	(15)	March 2018	(1,596,359)	(1,590,302)	6,057
			$(432,504)	$(473,942)	$(41,438)

1.	As of January 31, 2018, cash in the amount of $221,458 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

Swap Contracts

As of January 31, 2018, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$900,000	USD	2/25/2018	Fixed 0.80%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$—	$451	$451
$1,400,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(605)	12,718	12,113
$730,000	USD	6/23/2025	3-Month USD-LIBOR	Fixed 2.366%	Quarterly/ Semi-Annually	—	(16,406)	(16,406)
$165,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	Quarterly/ Semi-Annually	—	(10,562)	(10,562)
						$(605)	$(13,799)	$(14,404)

As of January 31, 2018, the Fund held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Markit CDX North American High Yield Series 29	12/20/2022	Sell	3,025	5.00%	Quarterly	$(209,075)	252,550	$43,475
Markit CDX North American Investment Grade Series 29	12/20/2021	Sell	2,000	1.00%	Quarterly	(38,532)	48,185	9,653
						$(247,607)	$300,735	$53,128

1	As of January 31, 2018, cash in the amount of $196,313 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2018.

Open OTC total return basket swap contracts as of January 31, 2018 were as follows[1]:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date	Payment Frequency Paid/Received	Notional Amount (000)*	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	BofA ML 4x Leveraged MCXSX6L Excess Return Index**	1.00%	5/31/2018	Monthly	$5,047	$—
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLBX2KVN)**	0.20%	5/31/2018	Monthly	5,646	(858)
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLBX7HCA)**	0.00%	5/31/2018	N/A	5,597	1
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLCICOTE)**	0.00%	5/31/2018	N/A	5,697	(316)
Bank of America Merrill Lynch	BofA ML Mean Reversion EUR Index Total Return Index	0.00%	5/31/2018	N/A	6,698	(446)
Bank of America Merrill Lynch	BofA ML MLCVDK1X Excess Return Index**	0.00%	5/31/2018	N/A	1,740	2
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index**	0.60%	5/31/2018	Monthly	5,545	30,925
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2018	Monthly	5,585	163,291
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index**	0.60%	5/31/2018	Monthly	5,025	42,455
JPMorgan Chase Bank	JPMorgan Alpha Select Backwardation ER Index**	0.68%	10/31/2018	Monthly	5,500	(2)
JPMorgan Chase Bank	JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) 200% USD	0.00%	10/31/2018	N/A	3,900	—
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2018	N/A	4,426	—
Societe Generale	SGI BOSS 10% Index	0.80%	6/05/2018	Monthly	3,471	(2,825)
Societe Generale	SGI NYLIM Custom US Sector Reversal Index †	0.00%	6/05/2018	N/A	6,690	(379)
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	6/05/2018	Monthly	5,037	(2,292)
Societe Generale	SGI US Gravity Index	0.60%	6/05/2018	Monthly	991	(587)
					$76,595	$228,969

The following table represents the equity basket holdings underlying the total return swap with BofA ML 4x Leveraged MCXSX6L Excess Return Index as of January 31, 2018

BofA ML 4x Leveraged MCXSX6L Excess Return Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Aluminum	(19)	$(1,057,244)	(21.00)%
Aluminum	19	1,029,821	20.40%
Brent Crude Oil	(26)	(1,816,442)	(36.00)%
Brent Crude Oil	27	1,851,732	36.70%
Coffee	(13)	(576,327)	(11.40)%
Coffee	12	587,823	11.60%
Copper	(9)	(1,666,488)	(33.00)%
Copper	9	1,641,514	32.50%
Corn	(81)	(1,472,411)	(29.20)%
Corn	78	1,471,353	29.20%
Cotton	(9)	(335,860)	(6.70)%
Cotton	9	339,820	6.70%
Gasoline RBOB	(12)	(916,338)	(18.20)%
Gasoline RBOB	10	909,434	18.00%
Heating Oil	(10)	(864,508)	(17.10)%
Heating Oil	10	867,287	17.20%
Kansas Wheat	(14)	(325,010)	(6.40)%
Kansas Wheat	13	352,712	7.00%
Lean Hogs	(17)	(489,763)	(9.70)%
Lean Hogs	14	475,212	9.40%
Live Cattle	(21)	(1,036,512)	(20.50)%
Live Cattle	22	994,753	19.70%
Natural Gas	(68)	(2,039,259)	(40.40)%
Natural Gas	67	1,947,497	38.60%
Nickel	(9)	(698,628)	(13.80)%
Nickel	8	686,890	13.60%
Soybean Meal	(22)	(742,914)	(14.70)%
Soybean Meal	22	753,039	14.90%
Soybean Oil	(32)	(627,814)	(12.40)%
Soybean Oil	32	638,998	12.70%
Soybeans	(29)	(1,425,707)	(28.30)%
Soybeans	28	1,438,256	28.50%
Sugar	(49)	(734,199)	(14.50)%
Sugar	49	750,560	14.90%
Wheat	(35)	(797,096)	(15.80)%
Wheat	34	857,053	17.00%
WTI Crude Oil	(28)	(1,799,290)	(35.70)%
WTI Crude Oil	28	1,819,653	36.10%
Zinc	(9)	(762,942)	(15.10)%
Zinc	9	771,344	15.30%

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLBX2KVN) as of January 31, 2018

BofA ML Commodity Excess Return Index (MLBX2KVN)

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Brent Crude Oil	3	$204,492	3.60%
Canola	(70)	(562,601)	(10.00)%
Copper	8	1,354,958	24.00%
Copper Comex	(16)	(1,314,369)	(23.30)%
Gasoil	(20)	(1,196,013)	(21.20)%
Gasoline RBOB	24	1,931,412	34.20%
Heating Oil	(11)	(979,938)	(17.40)%
Kansas Wheat	12	270,992	4.80%
Milling Wheat	(55)	(544,528)	(9.60)%
Milling Wheat	(27)	(268,447)	(4.80)%
Rapeseed	26	553,685	9.80%
Wheat	12	277,517	4.90%

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLBX7HCA) as of January 31, 2018

BofA ML Commodity Excess Return Index (MLBX7HCA)

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Aluminum	(21)	$(1,138,877)	(20.40)%
Aluminum	—*	1,281	0.00%
Aluminum	20	1,139,442	20.40%
Brent Crude Oil	(28)	(1,927,532)	(34.50)%
Brent Crude Oil	29	1,926,602	34.40%
Coffee	(14)	(654,979)	(11.70)%
Coffee	14	654,328	11.70%
Copper Comex	(22)	(1,792,894)	(32.00)%
Copper Comex	22	1,794,925	32.10%
Corn	(89)	(1,615,581)	(28.90)%
Corn	—*	1,551	0.00%
Corn	85	1,608,782	28.80%
Cotton	(9)	(346,949)	(6.20)%
Cotton	9	352,432	6.30%
Gasoline RBOB	(12)	(960,366)	(17.20)%
Gasoline RBOB	—*	3,614	0.10%
Gasoline RBOB	11	948,526	17.00%
Heating Oil	(11)	(919,495)	(16.40)%
Heating Oil	—*	(2,747)	(0.00)%
Heating Oil	11	922,261	16.50%
Kansas Wheat	(15)	(360,814)	(6.40)%
Kansas Wheat	14	359,240	6.40%
Lean Hogs	(16)	(514,156)	(9.20)%
Lean Hogs	16	516,529	9.20%
Live Cattle	(24)	(1,121,205)	(20.00)%
Live Cattle	25	1,120,981	20.00%
Natural Gas	(68)	(2,022,931)	(36.20)%
Natural Gas	(1)	(17,572)	(0.30)%
Natural Gas	71	2,076,183	37.10%
Nickel	(9)	(744,262)	(13.30)%
Nickel	9	743,130	13.30%
Soybean Meal	(24)	(815,968)	(14.60)%
Soybean Meal	—*	722	0.00%
Soybean Meal	24	813,689	14.50%
Soybean Oil	(35)	(691,966)	(12.40)%
Soybean Oil	34	692,783	12.40%
Soybeans	(31)	(1,558,524)	(27.90)%
Soybeans	31	1,556,637	27.80%
Sugar	(56)	(832,356)	(14.90)%
Sugar	—*	(1,518)	(0.00)%
Sugar	55	838,811	15.00%
Wheat	(39)	(883,167)	(15.80)%
Wheat	—*	1,150	0.00%
Wheat	37	880,251	15.70%
WTI Crude Oil	(29)	(1,860,696)	(33.30)%
WTI Crude Oil	—*	(1,621)	(0.00)%
WTI Crude Oil	29	1,858,893	33.20%
Zinc	(9)	(818,514)	(14.60)%
Zinc	—*	(707)	(0.00)%
Zinc	9	819,498	14.60%

*	Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLCICOTE) as of January 31, 2018

BofA ML Commodity Excess Return Index (MLCICOTE)

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Cocoa	(37)	$(733,675)	(12.90)%
Coffee	15	697,550	12.20%
Copper Comex	(9)	(715,633)	(12.60)%
Corn	40	720,780	12.70%
Cotton	(18)	(705,438)	(12.40)%
Feeder Cattle	10	705,808	12.40%
Gasoline RBOB	(9)	(706,972)	(12.40)%
Gold	(5)	(714,233)	(12.50)%
Heating Oil	(8)	(704,590)	(12.40)%
Live Cattle	14	703,423	12.30%
Silver	8	720,058	12.60%
Soybean Meal	(21)	(716,145)	(12.60)%
Soybeans	14	718,363	12.60%
Sugar	47	692,273	12.20%
Wheat	32	719,277	12.60%
WTI Crude Oil	(11)	(706,241)	(12.40)%

The following table represents the equity basket holdings underlying the total return swap with BofA ML Mean Reversion EUR Index Total Return Index as of January 31, 2018

BofA ML Mean Reversion EUR Index Total Return Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Euro Stoxx 50 Index	298	$1,076,216	16.10%
S&P 500 Index	157	357,767	5.30%

The following table represents the equity basket holdings underlying the total return swap with BofA ML MLCVDK1X Excess Return Index as of January 31, 2018

BofA ML MLCVDK1X Excess Return Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Brent Crude Oil	(2)	$(2,233)	(0.10)%
Brent Crude Oil	(5)	50,453	2.90%
Brent Crude Oil	(3)	109,249	6.30%
Brent Crude Oil	(3)	163,184	9.40%
Copper	(1)	(7,181)	(0.40)%
Copper	(1)	33,752	1.90%
Copper	(1)	52,340	3.00%
Copper	(1)	69,805	4.00%
Corn	(35)	(46,028)	(2.60)%
Corn	(19)	47,352	2.70%
Gold	(1)	(6,697)	(0.40)%
Gold	(5)	211,279	12.20%
Natural Gas	(6)	(17,950)	(1.00)%
Natural Gas	(18)	(14,722)	(0.80)%
Natural Gas	(18)	54,943	3.20%
Soybeans	(18)	(105,109)	(6.10)%
Soybeans	(11)	40,928	2.40%
Wheat	(7)	(14,036)	(0.80)%
Wheat	(4)	16,516	1.00%
WTI Crude Oil	(4)	7,724	0.40%
WTI Crude Oil	(4)	123,778	7.10%
WTI Crude Oil	(4)	163,478	9.40%
WTI Crude Oil	(4)	190,579	11.00%

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Backwardation Long/Short Excess Return Index as of January 31, 2018

Credit Suisse Backwardation Long/Short Excess Return Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Brent Crude Oil Future	1	$54,813	1.00%
Brent Crude Oil Future	2	142,657	2.60%
Brent Crude Oil Future	2	155,674	2.80%
Brent Crude Oil Future	3	204,679	3.70%
Coffee Future	(12)	(557,823)	(10.00)%
Corn Future	(31)	(557,823)	(10.00)%
Gasoline RBOB Future	(7)	(557,823)	(10.00)%
Lean Hogs Future	(19)	(557,823)	(10.00)%
Live Cattle Future	1	63,640	1.10%
Live Cattle Future	3	137,734	2.50%
Live Cattle Future	8	356,449	6.40%
Natural Gas Future	2	59,309	1.10%
Natural Gas Future	5	139,832	2.50%
Natural Gas Future	5	159,299	2.90%
Natural Gas Future	7	199,383	3.60%
NY Harbor ULSD (Heating Oil) Future	2	154,833	2.80%
NY Harbor ULSD (Heating Oil) Future	5	402,990	7.20%
Wheat Future	(25)	(557,823)	(10.00)%
WTI Crude Oil Future	1	57,976	1.00%
WTI Crude Oil Future	2	139,406	2.50%
WTI Crude Oil Future	3	159,511	2.90%
WTI Crude Oil Future	3	200,930	3.60%

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Custom 24A Excess Return Index as of January 31, 2018

Credit Suisse Custom 24A Excess Return Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Brent Crude Oil Future	—*	$(18,813)	(0.30)%
Coffee Future	(30)	(1,388,006)	(24.20)%
Coffee Future	30	1,408,691	24.50%
Copper Future	(50)	(3,978,526)	(69.30)%
Copper Future	50	3,985,590	69.40%
Corn Future	(196)	(3,546,105)	(61.80)%
Corn Future	195	3,608,993	62.80%
Cotton Future	(21)	(808,874)	(14.10)%
Cotton Future	21	816,651	14.20%
Gasoline RBOB Future	(28)	(2,206,878)	(38.40)%
Gasoline RBOB Future	28	2,400,219	41.80%
Gold Future	—*	(29,309)	(0.50)%
KC HRW Wheat Future	(34)	(782,743)	(13.60)%
KC HRW Wheat Future	33	803,979	14.00%
Lean Hogs Future	—*	(5,073)	(0.10)%
Live Cattle Future	—*	(10,735)	(0.20)%
Natural Gas Future	(164)	(4,911,282)	(85.50)%
Natural Gas Future	163	4,659,939	81.10%
Nickel Future	(21)	(1,682,552)	(29.30)%
Nickel Future	21	1,679,264	29.20%
NY Harbor ULSD (Heating Oil) Future	(24)	(2,082,053)	(36.30)%
NY Harbor ULSD (Heating Oil) Future	24	2,047,215	35.70%
Primary Aluminum Future	(46)	(2,546,231)	(44.30)%
Primary Aluminum Future	46	2,545,588	44.30%
Silver Future	(24)	(2,057,773)	(35.80)%
Silver Future	24	2,059,500	35.90%
Soybean Future	(69)	(3,433,624)	(59.80)%
Soybean Future	69	3,457,484	60.20%
Soybean Meal Future	(53)	(1,789,208)	(31.20)%
Soybean Meal Future	53	1,801,027	31.40%
Soybean Oil Future	(76)	(1,512,006)	(26.30)%
Soybean Oil Future	76	1,515,063	26.40%
Sugar Future	(118)	(1,742,743)	(30.30)%
Sugar Future	117	1,753,611	30.50%
Wheat Future	(85)	(1,919,698)	(33.40)%
Wheat Future	85	1,969,621	34.30%
WTI Crude Oil Future	(67)	(4,333,348)	(75.50)%
WTI Crude Oil Future	67	4,286,716	74.60%
Zinc Future	(21)	(1,837,445)	(32.00)%
Zinc Future	21	1,823,873	31.80%

*	Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Custom 88 Enhanced Excess Return Index as of January 31, 2018

Credit Suisse Custom 88 Enhanced Excess Return Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Copper Future	(3)	$(253,183)	(5.00)%
Copper Future	3	253,183	5.00%
Cotton Future	(13)	(506,365)	(10.00)%
Cotton Future	14	506,365	10.00%
Gasoline RBOB Future	(3)	(253,183)	(5.00)%
Gasoline RBOB Future	3	253,183	5.00%
Lean Hogs Future	(26)	(759,548)	(15.00)%
Lean Hogs Future	27	759,548	15.00%
Natural Gas Future	(25)	(759,548)	(15.00)%
Natural Gas Future	26	759,548	15.00%
NY Harbor ULSD (Heating Oil) Future	(6)	(506,365)	(10.00)%
NY Harbor ULSD (Heating Oil) Future	6	506,365	10.00%
WTI Crude Oil Future	(12)	(759,548)	(15.00)%
WTI Crude Oil Future	12	759,548	15.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Alpha Select Backwardation ER Index as of January 31, 2018

JPMorgan Alpha Select Backwardation ER Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Aluminum	(3)	$(183,230)	3.40%
Aluminum	(1)	(45,700)	0.80%
Aluminum	2	92,048	1.70%
Brent Crude Oil	(6)	(372,505)	6.80%
Brent Crude Oil	13	765,329	14.00%
Coffee	(2)	(105,426)	1.90%
Coffee	(1)	(25,908)	0.50%
Copper CMX	(4)	(289,755)	5.30%
Copper CMX	(1)	(71,995)	1.30%
Corn	(15)	(275,487)	5.00%
Corn	(4)	(67,447)	1.20%
Cotton	(2)	(60,751)	1.10%
Cotton	14	532,935	9.80%
Heating Oil	(2)	(138,451)	2.50%
Heating Oil	—*	(34,713)	0.60%
KC Wheat	(3)	(61,860)	1.10%
Lean Hogs	(4)	(107,855)	2.00%
Lean Hogs	1	15,167	0.30%
Lean Hogs	1	19,021	0.30%
Lean Hogs	1	20,407	0.40%
Lean Hogs	2	52,520	1.00%
Live Cattle	(5)	(237,789)	4.40%
Live Cattle	1	35,904	0.70%
Live Cattle	1	59,937	1.10%
Live Cattle	3	127,541	2.30%
Nat Gas	(3)	(78,403)	1.40%
Natural Gas	(12)	(320,987)	5.90%
Nickel	(2)	(121,676)	2.20%
Nickel	—*	(30,345)	0.60%
Nickel	5	368,570	6.70%
Ref Gas Blend	(2)	(163,454)	3.00%
Ref Gas Blend	(1)	(36,647)	0.70%
Soybean Meal	(4)	(143,055)	2.60%
Soybean Meal	(1)	(35,506)	0.60%
Soybean Meal	15	552,732	10.10%
Soybean Oil	(6)	(109,815)	2.00%
Soybean Oil	(1)	(27,283)	0.50%
Soybeans	(5)	(261,645)	4.80%
Soybeans	(1)	(64,717)	1.20%
Soybeans	11	537,757	9.80%
Sugar	(9)	(134,353)	2.50%
Sugar	(2)	(33,884)	0.60%
Wheat	(6)	(151,585)	2.80%
Wheat	(2)	(36,941)	0.70%
WTI Crude Oil	(5)	(294,641)	5.40%
WTI Crude Oil	(1)	(74,363)	1.40%
WTI Crude Oil	14	765,473	14.00%
Zinc	(2)	(131,162)	2.40%
Zinc	—*	(32,863)	0.60%
Zinc	6	459,871	8.40%

*	Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) 200% USD Index as of January 31, 2018

JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) 200% USD Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Activision Blizzard, Inc.	(278)	$(20,606)	(0.50)%
adidas AG	(93)	(21,631)	(0.60)%
Advanced Micro Devices, Inc.	(1,559)	(21,416)	(0.50)%
Advanced Micro Devices, Inc.	(1,556)	(21,379)	(0.50)%
Alleghany Corp.	33	20,652	0.50%
Arthur J. Gallagher & Co.	303	20,703	0.50%
Auto Trader Group PLC	4,028	20,628	0.50%
Bombardier, Inc.	(7,742)	(21,962)	(0.60)%
Bombardier, Inc.	(7,704)	(21,853)	(0.60)%
Carrefour SA	(870)	(20,892)	(0.50)%
CF Industries Holdings, Inc.	(479)	(20,314)	(0.50)%
Cochlear, Ltd.	148	20,763	0.50%
F5 Networks, Inc.	141	20,322	0.50%
F5 Networks, Inc.	143	20,689	0.50%
First Republic Bank	(226)	(20,211)	(0.50)%
Global Payments, Inc.	(183)	(20,426)	(0.50)%
Goldman Sachs Group, Inc.	(77)	(20,711)	(0.50)%
HCA Healthcare, Inc.	208	21,048	0.50%
HCA Healthcare, Inc.	215	21,782	0.60%
IDEX Corp.	142	20,365	0.50%
Ingredion, Inc.	142	20,433	0.50%
Kroger Co.	(668)	(20,271)	(0.50)%
Maxim Integrated Products, Inc.	348	21,207	0.50%
Maxim Integrated Products, Inc.	350	21,375	0.50%
MercadoLibre, Inc.	(57)	(21,969)	(0.60)%
MercadoLibre, Inc.	(54)	(20,795)	(0.50)%
METRO A.G.	941	20,523	0.50%
Netflix, Inc.	(88)	(23,803)	(0.60)%
Newell Brands, Inc.	(780)	(20,613)	(0.50)%
Nintendo Co., Ltd.	(46)	(20,408)	(0.50)%
NVIDIA Corp.	(86)	(21,249)	(0.50)%
QBE Insurance Group Ltd.	(2,320)	(20,253)	(0.50)%
Quest Diagnostics, Inc.	191	20,215	0.50%
Rakuten, Inc.	(2,251)	(20,327)	(0.50)%
RenaissanceRe Holdings Ltd.	(160)	(20,343)	(0.50)%
ResMed, Inc.	219	22,025	0.60%
Spirit AeroSystems Holdings, Inc.	199	20,337	0.50%
TESARO, Inc.	(306)	(20,613)	(0.50)%
Twitter, Inc.	(873)	(22,529)	(0.60)%
Twitter, Inc.	(807)	(20,831)	(0.50)%
USD Cash	2,243,258	2,243,258	57.50%
Varian Medical Systems, Inc.	177	22,578	0.60%
Vertex Pharmaceuticals, Inc.	(123)	(20,597)	(0.50)%
Weir Group PLC	(647)	(20,313)	(0.50)%
WH Group Ltd.	16,341	20,245	0.50%
Workday, Inc.	(171)	(20,535)	(0.50)%
Xerox Corp.	597	20,359	0.50%
Xerox Corp.	619	21,110	0.50%
Xilinx, Inc.	277	20,223	0.50%
XL Group Ltd.	(552)	(20,347)	(0.50)%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan JMAB125E Index as of January 31, 2018

JPMorgan JMAB125E Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
CBOT $10Y Note Future	(478)	$(57,797,706)	1,057.80%
CBOT $10Y Note Future	6	691,529	12.70%
CBOT $10Y Note Future Option	(312)	(248,692)	4.60%
CBOT $10Y Note Future Option	(172)	(207,331)	3.80%
CBOT $10Y Note Future Option	(283)	(136,920)	2.50%
CBOT $10Y Note Future Option	(249)	(66,033)	1.20%
CBOT $10Y Note Future Option	(341)	(42,615)	0.80%
CBOT $10Y Note Future Option	(64)	(42,157)	0.80%
CBOT $10Y Note Future Option	(94)	(41,319)	0.80%
CBOT $10Y Note Future Option	(95)	(32,612)	0.60%
CBOT $10Y Note Future Option	(270)	(8,435)	0.20%
CBOT $10Y Note Future Option	(110)	(6,889)	0.10%
CBOT $10Y Note Future Option	(145)	(6,798)	0.10%
CBOT $10Y Note Future Option	(326)	(5,098)	0.10%
CBOT $10Y Note Future Option	(169)	(2,635)	(0.00)%

The following table represents the equity basket holdings underlying the total return swap with SGI BOSS 10% Index as of January 31, 2018

SGI BOSS 10% Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
SGI Bond 10Y CHF : (SFISDA10 Index)	206	$368,788	10.60%
SGI Bond 10Y EUR : (EUSA10 Index)	1,817	4,295,345	123.80%
SGI Bond 10Y GBP : (SFISDA10 Index)	(992)	(2,875,572)	(82.90)%
SGI Bond 10Y JPY : (JYISDA10 Index)	626,884	8,092,104	233.20%
SGI Bond 10Y USD : (USISDA10 Index)	2,481	4,510,311	130.00%
SGI Bond 3M USD : (US00003M Index)	1,001	1,131,273	32.60%
SGI Bond 6M CHF: (SF0006M Index)	(2,149)	(2,449,188)	(70.60)%
SGI Bond 6M EUR : (EUR006M Index)	(4,382)	(6,450,407)	(185.90)%
SGI Bond 6M GBP : (BP0006M Index)	1,745	3,053,874	88.00%
SGI Bond 6M JPY: (JY0006M Index)	(1,041,258)	(10,142,254)	(292.20)%

The following table represents the equity basket holdings underlying the total return swap with SGI Smart Market Neutral Commodity 2 Index as of January 31, 2018

SGI Smart Market Neutral Commodity 2 Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
Aluminium	(238)	$(526,294)	(10.40)%
Aluminium	238	527,424	10.50%
Brent Crude Oil	(41,525)	(2,860,661)	(56.80)%
Brent Crude Oil	41,406	2,852,472	56.60%
Cocoa	(40)	(79,088)	(1.60)%
Cocoa	40	80,039	1.60%
Coffee	(125,645)	(153,161)	(3.00)%
Coffee	121,960	151,474	3.00%
Copper	(79)	(562,906)	(11.20)%
Copper	79	563,956	11.20%
Corn	(241,186)	(871,888)	(17.30)%
Corn	234,094	883,235	17.50%
Cotton	(383,869)	(296,731)	(5.90)%
Cotton	372,616	292,131	5.80%
Feeder Cattle	(163,010)	(236,527)	(4.70)%
Feeder Cattle	158,255	230,894	4.60%
Gas Oil	(1,268)	(776,613)	(15.40)%
Gas Oil	1,268	769,323	15.30%
Gasoline	(371,071)	(702,808)	(14.00)%
Gasoline	370,159	765,860	15.20%
Heating Oil	(314,172)	(649,079)	(12.90)%
Heating Oil	313,379	629,893	12.50%
Kansas Wheat	(44,616)	(208,489)	(4.10)%
Kansas Wheat	43,308	229,749	4.60%
Lead	(40)	(103,733)	(2.10)%
Lead	40	103,575	2.10%
Lean Hogs	(587,928)	(425,072)	(8.40)%
Lean Hogs	570,692	470,821	9.30%
Live Cattle	(630,444)	(774,815)	(15.40)%
Live Cattle	611,979	704,388	14.00%
Natural Gas	(161,861)	(484,772)	(9.60)%
Natural Gas	161,464	460,819	9.10%
Soybean	(65,299)	(650,247)	(12.90)%
Soybean	63,357	638,009	12.70%
Sugar	(2,437,021)	(321,687)	(6.40)%
Sugar	2,365,581	316,988	6.30%
Wheat	(122,000)	(551,194)	(10.90)%
Wheat	118,434	604,603	12.00%
WTI Crude Oil	(64,110)	(4,149,856)	(82.40)%
WTI Crude Oil	63,952	4,112,737	81.60%
Zinc	(40)	(140,642)	(2.80)%
Zinc	40	140,206	2.80%

The following table represents the equity basket holdings underlying the total return swap with SGI US Gravity Index as of January 31, 2018

SGI US Gravity Index

Security Description	Number of Contracts	Market Value as of January 31, 2018	Percent of Net Assets
S&P 500 Index	53	$150,061	15.10%

Open OTC Candriam proprietary total return swap contracts as of January 31, 2018 were as follows1:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation/ (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”).The swap provides exposure to the total returns of the Candriam Alternative ReturnSystemat program, calculated on a daily basis with a reference to a managed account owned SG Newedge UK, a company formed under the laws of England. (Notional Amount $18,860,649)***	(40,575)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $22,687,588)****	59,916
			$19,341

The summaries below provide breakdown of the derivative contracts comprising the index of the above Candriam proprietary total return swaps as of January 31, 2018:

Candriam IG Diversified Futures Index

Category	% Breakdown
Physical Commodity Future	72.85%
Physical Index Future	54.24
Currency Future	7.03
Foreign Currency	0.07
Currency	(0.28)
Financial Commodity Future	(33.91)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3-Month Euribor Mar20	Financial Commodity Future	(5,777)	$(715)	$(72)	(0.10)%
90Day Euro Future Mar20	Financial Commodity Future	(1,008,982)	(98,154)	35,314	(14.12)
90Day Sterling Future Mar20	Financial Commodity Future	(610,135)	(85,469)	35,398	(12.30)
AUD/USD Currency Future Mar18	Currency Future	25,421	2,046	(8,643)	0.29
Australian Dollar	Foreign Currency	44,821	36	(92)	0.01
BP Currency Future Mar18	Currency Future	11,761	1,670	2,705	0.24
Brent Crude Future Apr18	Physical Commodity Future	22,945	1,581	8,489	0.23
British Pound Sterling	Foreign Currency	19,273	27	110	0.00
CAC40 10 Euro Future Feb18	Physical Index Future	114	775	1,195	0.11
Canadian Currency Future Mar18	Currency Future	29,217	2,376	3,944	0.34
CBOE VIX Future Feb18	Physical Index Future	(16,837)	(227)	8,419	(0.03)
Copper Future Mar18	Physical Commodity Future	5,200	1,662	3,380	0.24
Corn Future Mar18	Physical Commodity Future	4,275	154,551	—	22.24
Cotton No.2 Future Mar18	Physical Commodity Future	17,580	1,359	4,395	0.20
DAX Index Future Mar18	Physical Index Future	29	473	(598)	0.07
DJIA MINI e-CBOT Mar18	Physical Index Future	32	84,128	2,607	12.11
EMINI Russell 2000 Mar18	Physical Index Future	264	416	(2,852)	0.06
Euro	Foreign Currency	(166,275)	(206)	(324)	(0.03)
Euro FX Currency Future Mar18	Currency Future	2,022,091	2,517	1,314	0.36
Euro Stoxx 50 Mar18	Physical Index Future	139	620	(523)	0.09
Euro-BTP Future Mar18	Financial Commodity Future	2,476	418	208	0.06
Euro-Bund Future Mar18	Financial Commodity Future	(8,584)	(1,693)	983	(0.24)
Euro-OAT Future Mar18	Financial Commodity Future	(4,622)	(878)	297	(0.13)
EURO/JPY Future Mar18	Currency Future	3,033,137	37,636	13,502	5.42
FTSE 100 Index Future Mar18	Physical Index Future	282	2,993	(30,436)	0.43
Gasoline RBOB Future Mar18	Physical Commodity Future	8,111	1,536	18,656	0.22
Gold 100 OZ Future Apr18	Physical Commodity Future	2,080	2,793	6,448	0.40
Hang Seng Index Future Feb18	Physical Index Future	206	86,632	4,989	12.47
Hong Kong Dollar	Foreign Currency	1,272,361	163	(38)	0.02
Japan 10 Year Bond(OSE) Mar18	Financial Commodity Future	(1,650,687)	(2,273)	(2,272)	(0.33)
Japanese Yen	Foreign Currency	5,611,221	51	(149)	0.01
Japanese Yen Currency Future Mar18	Currency Future	9,079	834	(2,587)	0.12
Korea 3 Year Bond Future Mar18	Financial Commodity Future	(249,913,959)	(25,140)	(18,123)	(3.62)
Live Cattle Future Apr18	Physical Commodity Future	(3,632)	(446)	4,539	(0.06)
Mexican Peso Future Mar18	Currency Future	222,017	118	8,215	0.02
NASDAQ 100 E-MINI Mar18	Physical Index Future	(337)	(2,345)	(7,072)	(0.34)
Natural Gas Future Mar18	Physical Commodity Future	138,658	415	(27,732)	0.06
New Zealand Dollar Future Mar18	Currency Future	20,964	1,542	5,451	0.22
Nikkei 225 (SGX) Mar18	Physical Index Future	9,491	200,879	(15,129)	28.90
Primary Aluminium LME Future	Physical Commodity Future	(116)	(256)	(1,473)	(0.04)
S&P500 EMINI Future Mar18	Physical Index Future	(297)	(840)	(386)	(0.12)
Silver Future Mar18	Physical Commodity Future	37,140	6	6,797	0.00
South African Rand Currency (CME) Mar18	Currency Future	135,356	113	9,813	0.02
South Korean Won	Foreign Currency	422,281,607	395	2,155	0.06
Soybean Future Mar18	Physical Commodity Future	2,814	280,246	(12,665)	40.32
SPI 200 Future Mar18	Physical Index Future	450	2,168	7,664	0.31
Sugar #11 (WORLD) Mar18	Physical Commodity Future	(89,111)	(1,179)	43,664	(0.17)
Topix Index Future Mar18	Physical Index Future	75,932	1,279	(11,149)	0.18
U.S. 10 Year Note (CBT) Mar18	Financial Commodity Future	(48,365)	(5,880)	3,023	(0.85)
U.S. 5 Year Note (CBT) Mar18	Financial Commodity Future	(123,636)	(14,182)	15,455	(2.04)
U.S. Long Bond (CBT) Mar18	Financial Commodity Future	(11,720)	(1,732)	(5,127)	(0.25)
United States Dollar	Currency	(1,933,164)	(1,933)	—	(0.28)
Wheat Future (CBT) Mar18	Physical Commodity Future	1,329	60,029	(7,308)	8.64
WTI Crude Future Mar18	Physical Commodity Future	26,906	1,742	6,188	0.25
Zinc LME Future Mar18	Physical Commodity Future	648	2,300	31,261	0.33
				$141,828
Net Cash and Other Receivables/Payables				(182,403)
Swaps, at Value				$(40,575)

Candriam Global Alpha Index

Category	% Breakdown
Currency Future	47.98%
Financial Commodity Future	36.64
Physical Index Future	14.86
Currency	3.06
Foreign Currency	1.44
Index Option	0.73
Financial Commodity Option	0.11
Physical Index Option	(2.30)
Currency Option	(2.52)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3-Month Euribor Future Dec18	Financial Commodity Future	364,815	$45,411	$4,536	138.23%
90Day Euro Future Dec18	Financial Commodity Future	116,078	11,331	(1,741)	34.49
90Day Euro Future Dec19	Financial Commodity Future	(213,550)	(20,780)	7,474	(63.25)
90Day Euro Future Sep19	Financial Commodity Future	(211,932)	(20,638)	5,298	(62.82)
AUD/USD Currency Future Mar18	Currency Future	6,148	495	(2,090)	1.51
AUD/USD Euro 2PM Option Feb18P 76	Currency Option	(15,854)	—	—	(0.00)
AUD/USD Euro 2PM Option Mar18C 76.5	Currency Option	(55,005)	(222)	18,702	(0.68)
AUD/USD Euro 2PM Option Mar18P 78.5	Currency Option	(28,312)	(6)	—	(0.02)
AUD/USD Euro 2PM Option Mar18P 79	Currency Option	21,193	7	212	0.02
Australian 10 Year Bond Future Mar18	Financial Commodity Future	33,003	2,585	11,893	7.87
Australian Dollar	Foreign Currency	83,330	68	(171)	0.20
BP Currency Future Mar18	Currency Future	16,583	2,355	3,814	7.17
British Pound Currency 2PM Option Feb18C 135	Currency Option	(13,145)	(92)	(2,760)	(0.28)
British Pound Currency 2PM Option Mar18C 140	Currency Option	(23,155)	(65)	(232)	(0.20)
British Pound Sterling	Foreign Currency	86,178	122	491	0.37
Canadian Currency 2PM Option Feb18P 78.5	Currency Option	(39,636)	—	198	(0.00)
Canadian Currency 2PM Option Feb18P 79.5	Currency Option	(15,854)	—	317	(0.00)
Canadian Currency 2PM Option Feb18P 80	Currency Option	21,193	1	(1,272)	0.00
Canadian Currency 2PM Option Mar18C 80	Currency Option	(16,987)	(28)	(849)	(0.08)
Euro	Foreign Currency	379,739	471	741	1.41
Euro Currency 2PM Option Feb18C 1.2	Currency Option	(2,103,147)	(94)	(1,262)	(0.29)
Euro Currency 2PM Option Feb18C 1.21	Currency Option	(4,246,739)	(148)	(1,699)	(0.45)
Euro Currency 2PM Option Feb18C 1.23	Currency Option	(2,649,156)	(44)	1,060	(0.13)
Euro Currency 2PM Option Feb18C 1.26	Currency Option	(3,902,955)	(7)	2,732	(0.02)
Euro Currency 2PM Option Feb18P 1.23	Currency Option	1,557,138	3	(1,557)	0.01
Euro Currency 2PM Option Mar18C 1.24	Currency Option	(1,496,470)	(27)	748	(0.08)
Euro Currency 2PM Option Mar18P 1.21	Currency Option	(3,619,839)	(7)	2,534	(0.02)
Euro FX Currency Future Mar18	Currency Future	9,565,273	11,906	6,217	36.24
Euro Stoxx 50 Future Mar18	Physical Index Future	70	311	(262)	0.95
Euro Stoxx 50 Price EUR 3600	Index Option	(248)	(11)	(457)	(0.03)
Euro Stoxx Bank Future Mar18	Physical Index Future	3,147	550	(1,127)	1.67
Euro-Bobl Future Mar18	Financial Commodity Future	(80,890)	(13,101)	4,297	(39.88)
Euro-Bobl Option Mar18P 130.5	Financial Commodity Option	(101,113)	(36)	(669)	(0.11)
Euro-Bobl Option Mar18P 131	Financial Commodity Option	101,113	78	2,588	0.24
Euro-Bund Future Mar18	Financial Commodity Future	(42,548)	(8,390)	4,850	(25.54)
Euro-Bund Option Mar18P 160	Financial Commodity Option	(42,548)	(76)	(2,731)	(0.23)
Euro-Bund Option Mar18P 161	Financial Commodity Option	(42,548)	(120)	(4,354)	(0.37)
Euro-Bund Option Mar18P 162	Financial Commodity Option	42,548	170	4,926	0.52
Euro-Schatz Option Mar18C 111.9	Financial Commodity Option	(126,998)	(5)	809	(0.01)
FTSE 100 Index Option 7800	Index Option	505	860	(4,350)	2.62
FTSE 100 Index Option 7925	Index Option	(631)	(448)	1,356	(1.36)
FTSE MIB Index Option 22500	Index Option	(106)	(144)	(7,065)	(0.44)
Hong Kong Dollar	Foreign Currency	(347,897)	(44)	11	(0.14)
IBEX 35 Index Future Feb18	Physical Index Future	273	3,544	(1,562)	10.79
Japanese Yen	Foreign Currency	(2,892,983)	(26)	77	(0.08)
Japanese Yen 2PM Option Feb18C 88	Currency Option	(10,516)	(41)	3,050	(0.12)
Japanese Yen 2PM Option Feb18P 87.5	Currency Option	22,043	—	(110)	0.00
Japanese Yen 2PM Option Mar18C 90	Currency Option	(26,087)	(56)	7,826	(0.17)
Japanese Yen 2PM Option Mar18P 87.5	Currency Option	(44,085)	(2)	220	(0.00)
Long GILT Future Mar18	Financial Commodity Future	(6,309)	(1,094)	2,190	(3.33)
MSCI Emerging Market Future Mar18	Physical Index Future	(841)	(1,058)	(11,609)	(3.22)
NASDAQ 100 E-MINI Future Mar18	Physical Index Future	(165)	(1,149)	(3,465)	(3.50)
NASDAQ 100 E-MINI Option Feb18P 6870	Physical Index Option	(233)	(11)	2,970	(0.03)
NASDAQ 100 E-MINI Option Feb18P 6940	Physical Index Option	233	17	(3,727)	0.05
NASDAQ 100 E-MINI Option Mar18C 6400	Physical Index Option	(566)	(340)	(9,767)	(1.03)
NASDAQ 100 E-MINI Option Mar18C 6600	Physical Index Option	(252)	(107)	(3,533)	(0.33)
Norwegian Krone	Foreign Currency	18,178	2	4	0.01
S&P500 E-MINI Option Feb18P 2780	Physical Index Option	(1,480)	(20)	7,031	(0.06)
S&P500 E-MINI Option Feb18P 2820	Physical Index Option	1,480	37	(8,882)	0.11
S&P500 E-MINI Option Jun18P 2300	Physical Index Option	(8,372)	(95)	9,209	(0.29)
S&P500 E-MINI Option Jun18P 2500	Physical Index Option	3,357	78	(6,378)	0.24
S&P500 E-MINI Option Mar18C 2650	Physical Index Option	(1,650)	(307)	1,320	(0.94)
S&P500 E-MINI Option Mar18P 2630	Physical Index Option	(704)	(7)	1,196	(0.02)
Short Euro-BTP Future Mar18	Financial Commodity Future	12,619	1,774	783	5.40
Singapore Dollar	Foreign Currency	1,489	1	—	0.00
South African Rand Currency (CME) Future Mar18	Currency Future	(116,482)	(97)	(8,445)	(0.30)
South Korean Won	Foreign Currency	5,273,642	5	27	0.02
Soybean Meal Option 9200	Index Option	(616)	(31)	(12,287)	(0.09)
Soybean Meal Option 9350	Index Option	411	44	18,316	0.13
Stoxx 600 Basic Resource Mar18	Physical Index Future	(251)	(150)	977	(0.46)
Stoxx 600 Cons Mar18	Physical Index Future	688	399	(1,693)	1.21
Stoxx 600 Healthcare Mar18	Physical Index Future	623	556	(6,418)	1.69
Stoxx 600 Insurance Mar18	Physical Index Future	1,448	537	(2,343)	1.63
Stoxx 600 TLCM Mar18	Physical Index Future	2,516	868	(1,270)	2.64
Stoxx 600 Travel Mar18	Physical Index Future	1,456	474	(356)	1.44
Stoxx Europe 600 Automobiles 690	Index Option	6,334	11	(3,978)	0.03
Stoxx Europe 600 Automobiles 710	Index Option	(6,334)	(21)	2,391	(0.06)
Stoxx Europe 600 Basic Resources 480	Index Option	(1,035)	(16)	2,965	(0.05)
Stoxx Europe 600 Oil & Gas 310	Index Option	(3,543)	(8)	(3,038)	(0.02)
Stoxx Europe 600 Oil & Gas 320	Index Option	(3,543)	(13)	877	(0.04)
Stoxx Europe 600 Personal & Household Goods 860	Index Option	4,206	25	(2,629)	0.08
Stoxx Europe 600 Personal & Household Goods 880	Index Option	(5,258)	(9)	2,619	(0.03)
Swedish Krona	Foreign Currency	1,192	—	—	0.00
Swiss Franc	Foreign Currency	(116,671)	(126)	(556)	(0.38)
TRY/USD Future Mar18	Currency Future	4,206,294	1,104	7,067	3.36
Turkish Lira	Foreign Currency	4,499	1	7	0.00
U.S. 10 Year Future Option Mar18C 122	Financial Commodity Option	(41,739)	(13)	1,957	(0.04)
U.S. 10 Year Future Option Mar18C 123.5	Financial Commodity Option	(29,444)	(1)	—	(0.00)
U.S. 10 Year Note (CBT) Future Mar18	Financial Commodity Future	89,141	10,838	(5,571)	32.99
U.S. 10 Year Note Option Feb18P 121.25	Financial Commodity Option	(156,118)	(37)	—	(0.11)
U.S. 10 Year Note Option Feb18P 122	Financial Commodity Option	124,895	76	3,903	0.23
U.S. 5 Year Note (CBT) Future Mar18	Financial Commodity Future	35,753	4,101	(4,469)	12.48
United States Dollar	Currency	1,007,418	1,007	—	2.98
				$26,052
Net Cash and Other Receivables/Payables				33,864
Swaps, at Value				$59,916

1	As of January 31, 2018, cash in the amount of $6,567,548 was on deposit with brokers for OTC swap contracts.
†	As of January 31, 2018, the index did not have exposure to the usual underlying components as certain quantitative conditions were not met.
*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
**	The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.
***	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.
****	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAC	—Cotation Assiste´e en Continu (French stock market index)
DAX	—Deutscher Aktienindex Index (German stock market index)
ETF	—Exchange-Traded Fund
EUR	—Euro
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LME	—London Metal Exchange
MIB	—Milano Italia Borsa (Italian national stock exchange)
SPDR	—Standard & Poor's Depositary Receipt
TRY	—Turkish Lira
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$479,092	$—	$479,092
Common Stocks	33,997,332	—	—	33,997,332
Exchange-Traded Funds	1,858,344	—	—	1,858,344
Preferred Stocks	221,261	—	—	221,261
Short-Term Investments
Repurchase Agreements	—	42,578,261	—	42,578,261
U.S. Governments	—	44,841,551	—	44,841,551
Total Short-Term Investments	—	87,419,812	—	87,419,812
Total Investments in Securities	36,076,937	87,898,904	—	123,975,841
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	59,916	—	59,916
Credit Default Swap Contracts (b)	—	53,128	—	53,128
Futures Contracts (b)	27,633	—	—	27,633
Interest Rate Swap Contracts (b)	—	12,564	—	12,564
Total Return Basket Swap Contracts (b)	—	236,674	—	236,674
Total Other Financial Instruments	27,633	362,282	—	389,915
Total Investments in Securities and Other Financial Instruments	$36,104,570	$88,261,186	$—	$124,365,756

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short	$(24,811,652)	$—	$—	$(24,811,652)
Convertible Preferred Stocks Sold Short	(64,769)	—	—	(64,769)
Exchange - Traded Funds Sold Short	(4,536,114)	—	—	(4,536,114)
Rights Sold Short (c)	—	—	(1)	(1)
Other Financial Instruments
Futures Contracts (b)	(69,071)	—	—	$(69,071)
Interest Rate Swap Contracts (b)	—	(26,968)	—	(26,968)
Total Return Basket Swap Contracts (b)	—	(7,705)	—	(7,705)
Candriam Proprietary Total Return Swap Contracts (b)	—	(40,575)	—	(40,575)
Total Other Financial Instruments	(69,071)	(75,248)	—	(144,319)
Total Investments in Securities Sold Short and Other Financial Instruments	$(29,481,606)	$(75,248)	$(1)	$(29,556,855)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

(c)	The Level 3 security valued at $(1) is held in Banks within the Rights Sold Short section of the Consolidated Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017		Accrued Discounts (Premiums)		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Purchases		Sales		Transfers in to Level 3		Transfers out of Level 3		Balance as of January 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018
Rights Sold Short	$		$		$		$		$		$		$		$		$		$
Banks		-		-		-		(1)		-		-		-		-		(1)		(1)
Total		$-		$-		$-		$(1)		$-		$-		$-		$-		$(1)		$(1)

MainStay Tax Advantaged Short Term Bond Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 101.1% †
	Corporate Bonds 17.0%
	Agriculture 0.4%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	$1,070,000	$1,070,750

	Auto Manufacturers 0.9%
	Daimler Finance North America LLC 2.20%, due 5/5/20 (a)	1,000,000	989,000
	Ford Motor Credit Co. LLC 2.375%, due 3/12/19	1,500,000	1,496,731
			2,485,731
	Banks 9.7%
	Bank of America Corp.
	2.65%, due 4/1/19	1,710,000	1,715,534
	5.65%, due 5/1/18	1,000,000	1,009,334
	BB&T Corp. 2.15%, due 2/1/21	1,075,000	1,056,431
	Capital One Financial Corp. 2.45%, due 4/24/19	900,000	899,553
	Capital One N.A. 1.50%, due 3/22/18	1,000,000	999,473
	Citigroup, Inc. 2.55%, due 4/8/19	2,975,000	2,978,727
	Citizens Bank N.A.
	2.20%, due 5/26/20	900,000	888,881
	2.30%, due 12/3/18	900,000	900,502
	2.50%, due 3/14/19	310,000	310,192
	Goldman Sachs Group, Inc.
	2.90%, due 7/19/18	1,080,000	1,084,312
	7.50%, due 2/15/19	2,000,000	2,104,028
	HSBC USA, Inc. 2.25%, due 6/23/19	1,000,000	997,663
	Huntington National Bank 2.20%, due 11/6/18	2,000,000	1,999,573
	JPMorgan Chase & Co. 6.30%, due 4/23/19	3,000,000	3,142,200
	Morgan Stanley
	2.375%, due 7/23/19	1,225,000	1,222,294
	2.45%, due 2/1/19	2,400,000	2,403,697
	7.30%, due 5/13/19	1,000,000	1,059,727
	PNC Bank N.A. 2.45%, due 11/5/20	850,000	845,271
	Wells Fargo & Co. 2.125%, due 4/22/19	1,709,000	1,704,578
			27,321,970
	Beverages 0.7%
	Anheuser-Busch InBev Worldwide, Inc. 5.375%, due 1/15/20	1,000,000	1,054,320
	Diageo Capital PLC 4.828%, due 7/15/20	871,920	920,688
			1,975,008
	Chemicals 0.3%
	Eastman Chemical Co. 2.70%, due 1/15/20	975,000	977,567

	Food 0.4%
	Sysco Corp. 5.375%, due 3/17/19	1,000,000	1,032,183

	Health Care - Products 0.3%
	Stryker Corp. 2.00%, due 3/8/19	975,000	971,072

	Insurance 1.4%
	Pricoa Global Funding I 2.55%, due 11/24/20 (a)	1,575,000	1,571,906
	Principal Life Global Funding II 2.15%, due 1/10/20 (a)	900,000	892,957
	Protective Life Corp. 7.375%, due 10/15/19	1,000,000	1,075,347
	Voya Financial, Inc. 2.90%, due 2/15/18	349,000	349,114
			3,889,324
	Miscellaneous - Manufacturing 0.4%
	Siemens Financieringsmaatschappij N.V. 2.15%, due 5/27/20 (a)	1,000,000	992,016

	Oil & Gas 1.2%
	Chevron Corp.
	1.961%, due 3/3/20	1,000,000	990,701
	4.95%, due 3/3/19	445,000	458,176
	Shell International Finance B.V. 1.625%, due 11/10/18	1,000,000	996,453
	Total Capital International S.A. 2.125%, due 1/10/19	1,000,000	1,000,028
			3,445,358
	Pharmaceuticals 0.4%
	Express Scripts Holding Co. 2.25%, due 6/15/19	1,000,000	996,067

	Real Estate Investment Trusts 0.5%
	Welltower, Inc. 4.125%, due 4/1/19	1,500,000	1,522,443

	Telecommunications 0.4%
	AT&T, Inc. 5.80%, due 2/15/19	1,000,000	1,035,078

	Total Corporate Bonds (Cost $47,981,997)		47,714,567

	Municipal Bonds 84.1%
	Alabama 2.2%
	Calhoun County Board of Education, Special Tax Insured: BAM 3.00%, due 2/1/19	200,000	202,778
	Industrial Development Board of the City of Mobile Alabama, Alabama Power Co.-Barry Plant, Revenue Bonds (b)
	1st Series 1.10%, due 6/1/34	1,900,000	1,900,000
	1.625%, due 7/15/34	250,000	249,462
	State of Alabama Docks Department, Port Authority, Revenue Bonds Series D, Insured: AGM 2.567%, due 10/1/21	3,000,000	2,969,430
	Water Works Board of the City of Birmingham, Revenue Bonds Series C 1.509%, due 1/1/19	1,000,000	990,600
			6,312,270
	Alaska 0.2%
	Alaska Railroad Corp., Revenue Bonds Series A 5.00%, due 8/1/18	500,000	508,485
	Arizona 1.1%
	City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	368,274
	Mohave County Unified School District No. 20 Kingman, Unlimited General Obligation Insured: BAM 3.00%, due 7/1/20	1,505,000	1,548,178
	Pima County Unified School District No. 16 Catalina Foothills, Unlimited General Obligation 3.00%, due 7/1/19	1,165,000	1,188,684
			3,105,136

	Arkansas 0.3%
	County of Baxter AR, Baxter Regional Medical Center, Revenue Bonds Series A 5.00%, due 9/1/20	785,000	836,370

	California 6.5%
	Auburn Urban Development Authority Successor Agency, Auburn Redevelopment Project, Tax Allocation
	Insured: BAM 4.00%, due 6/1/18	135,000	136,115
	Insured: BAM 4.00%, due 6/1/19	140,000	144,197
	Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, Insured: AGM 4.00%, due 9/1/18	300,000	304,317
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/21	1,100,000	1,195,535
	California Municipal Finance Authority, Harbor Regional Center Project, Revenue Bonds 4.00%, due 11/1/18	740,000	754,460
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 2.00%, due 6/15/18	1,205,000	1,208,037
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series B 1.95%, due 6/1/18	500,000	499,790
	California School Finance Authority, Aspire Public Schools, Revenue Bonds Series A 5.00%, due 8/1/19 (a)	130,000	136,375
	City of Industry CA, Senior, Revenue Bonds Series A, Insured: AGM 2.125%, due 1/1/19	985,000	981,631
	City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	951,400
	Commerce Community Development Commission Successor Agency, Tax Allocation Series B, Insured: AGM 2.00%, due 8/1/19	1,890,000	1,868,170
	County of San Diego CA, Sanford Burnham Prebys Medical, Revenue Bonds 5.00%, due 11/1/18	400,000	410,384
	Del Mar Race Track Authority, Revenue Bonds 4.00%, due 10/1/18	1,230,000	1,250,627
	Industry Public Finance Authority, Transportation Distribution-Industrial Redevelopment, Tax Allocation Series B, Insured: AGM 3.039%, due 1/1/19	4,000,000	4,019,120
	Monrovia Redevelopment Agency Successor Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	600,066
	Moreno Valley Public Financing Authority, Revenue Bonds Insured: AGM 2.25%, due 11/1/18	105,000	104,908
	Sacramento County Public Financing Authority, Golden 1 Center, Revenue Bonds 2.51%, due 4/1/18	750,000	750,307
	Sacramento Redevelopment Agency Successor Agency, Tax Allocation Series B, Insured: BAM 2.695%, due 12/1/19	965,000	971,330
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/18	300,000	305,559
	San Diego Redevelopment Agency Successor Agency, Tax Allocation
	Series B 2.00%, due 9/1/18	250,000	249,235
	Series B 2.25%, due 9/1/19	250,000	248,303
	Series B 2.625%, due 9/1/20	200,000	199,632
	Sierra Kings Health Care District, Unlimited General Obligation 4.00%, due 8/1/18	200,000	202,568
	Stanton Redevelopment Agency, Stanton Consol Redevelopment, Tax Allocation Insured: BAM 2.00%, due 12/1/19	260,000	256,602
	Stockton Public Financing Authority, Special Tax Series A, Insured: BAM 4.00%, due 9/2/20	575,000	608,431
			18,357,099
	Colorado 0.6%
	Colorado Health Facilities Authority, Evangelical Lutheran Good, Revenue Bonds 3.00%, due 6/1/18	500,000	502,405
	E-470 Public Highway Authority, Revenue Bonds Series A 5.00%, due 9/1/19	1,000,000	1,048,830
			1,551,235
	Connecticut 1.1%
	City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,069,200
	City of Hartford CT, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/18	650,000	657,846
	Series C, Insured: NATL-RE 5.00%, due 9/1/18	465,000	472,812
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series M 4.00%, due 7/1/19	800,000	825,816
			3,025,674
	Delaware 0.1%
	Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds Series A 4.00%, due 6/1/18	300,000	301,329

	Florida 3.0%
	City of Lakeland FL, Lakeland Regional Health Systems, Revenue Bonds
	5.00%, due 11/15/19	265,000	279,978
	5.00%, due 11/15/20	420,000	453,730
	City of Tallahassee FL, Tallahassee Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/18	425,000	435,260
¤	Miami-Dade County Industrial Development Authority, Florida Power & Light Co., Revenue Bonds 1.02%, due 6/1/21 (b)	6,600,000	6,600,000
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 3.00%, due 8/1/18	345,000	347,332
	Pinellas County Health Facilities Authority, BayCare Health System, Revenue Bonds Series A-1 1.02%, due 11/1/38 (b)	300,000	300,000
			8,416,300
	Georgia 1.8%
	Main Street Natural Gas, Inc., Revenue Bonds Series B 1.808%, due 4/1/48 (c)	5,000,000	4,992,200

	Guam 2.2%
¤	Territory of Guam, Revenue Bonds
	Series D 4.00%, due 11/15/18	275,000	279,499
	Series D 5.00%, due 11/15/19	1,000,000	1,051,450
	Series D 5.00%, due 11/15/20	2,740,000	2,943,061
	Series A 5.00%, due 12/1/20	1,850,000	1,989,231
			6,263,241
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds Series A 5.00%, due 7/1/18	250,000	253,613

	Illinois 9.1%
	Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	415,896
	Chicago Board of Education, School Reform, Unlimited General Obligation Series B-1, Insured: NATL-RE (zero coupon), due 12/1/18	1,495,000	1,465,309
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,837,693
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	224,906
	City of Chicago IL, Direct Access BD PG, Unlimited General Obligation Series 1A, Insured: AMBAC 4.125%, due 1/1/19	275,000	275,193
	City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/18	1,000,000	1,017,810
	City of Peoria IL, Unlimited General Obligation Series A 3.00%, due 1/1/19	525,000	527,893
	City of Rockford IL, Unlimited General Obligation Series A, Insured: BAM 3.00%, due 12/15/18	145,000	146,744
	Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,126,502
	County of Cook IL, Unlimited General Obligation Series D, Insured: BAM 2.03%, due 11/15/18	700,000	698,264
	Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	322,011
	Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
	Series B 2.95%, due 8/1/18	250,000	249,590
	Series B 3.20%, due 8/1/19	250,000	248,970
	Series B 3.35%, due 8/1/20	320,000	319,050
	Illinois Sports Facilities Authority, Revenue Bonds
	Insured: AMBAC (zero coupon), due 6/15/19	925,000	884,809
	5.00%, due 6/15/18	495,000	499,940
	Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
	4.50%, due 5/1/20	305,000	317,560
	5.00%, due 11/1/22	420,000	456,695
	Madison Macoupin Etc Counties Illinois Community College District No. 536, Unlimited General Obligation
	Series A 5.00%, due 11/1/20	150,000	159,315
	Series A 5.00%, due 11/1/21	70,000	75,465
	Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	180,320
	Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation
	Insured: AGM 4.00%, due 12/1/18	405,000	412,472
	Insured: AGM 4.00%, due 12/1/19	210,000	217,701
	Regional Transportation Authority, Revenue Bonds Insured: AGM 5.75%, due 6/1/18	1,000,000	1,014,070
	Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	500,000	499,845
	St. Clair County High School District No 201 Belleville, Unlimited General Obligation Insured: BAM 3.50%, due 4/1/19	160,000	161,757
	State of Illinois, Junior Obligation, Revenue Bonds 5.00%, due 6/15/19	610,000	635,681
¤	State of Illinois, Unlimited General Obligation
	Series A 5.00%, due 11/1/18	5,000,000	5,097,000
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	762,248
	United City of Yorkville IL, Special Service Area No. 2005-108 & 2005-109, Special Tax Insured: AGM 3.00%, due 3/1/19	884,000	898,153
	Village of Cary IL, Special Service Area No. 1, Special Tax
	Insured: BAM 1.20%, due 3/1/18	100,000	99,931
	Insured: BAM 1.50%, due 3/1/19	150,000	149,100
	Village of Cary IL, Special Service Area No. 2, Special Tax
	Insured: BAM 1.20%, due 3/1/18	99,000	98,932
	Insured: BAM 1.70%, due 3/1/20	149,000	146,422
	Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	500,910
	Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation Series B, Insured: AGM 3.021%, due 12/1/19	955,000	958,276
	Volo Village Special Service Area 3 & 6, Symphony Meadows / Lancaster, Special Tax
	Insured: AGM 3.00%, due 3/1/18	200,000	200,156
	Insured: AGM 3.00%, due 3/1/19	200,000	201,868
	Western Illinois University, Revenue Bonds
	Insured: BAM 5.00%, due 4/1/18	600,000	602,646
	Insured: BAM 5.00%, due 4/1/19	870,000	896,700
	Insured: BAM 5.00%, due 4/1/20	460,000	483,961
			25,487,764
	Indiana 3.0%
	City of Rockport IN, Revenue Bonds Series B 1.75%, due 6/1/25 (b)	2,000,000	1,998,720
¤	City of Whiting IN, Environmental Facilities, BP Products North America, Revenue Bonds 1.91%, due 12/1/44 (c)(d)	5,000,000	5,011,350
	Indiana Bond Bank, Revenue Bonds Series A 5.25%, due 10/15/18	1,000,000	1,025,450
	Indiana Finance Authority, Marquette Project, Revenue Bonds 5.00%, due 3/1/19	515,000	531,423
			8,566,943
	Iowa 1.1%
	City of Coralville IA, Annual Appropriate Urban Renewal, Certificates of Participation Series B-1 2.00%, due 6/1/18	320,000	320,224
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/19	465,000	478,197
	Series E 4.00%, due 6/1/20	500,000	521,835
	City of Coralville IA, Corporate Purpose Bonds, Unlimited General Obligation
	Series D1 1.50%, due 5/1/18	510,000	509,470
	Series D1 1.75%, due 5/1/19	270,000	270,462
	Series D2 2.25%, due 5/1/18	70,000	69,891
	Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
	2.00%, due 12/1/18	225,000	225,310
	3.00%, due 12/1/19	375,000	382,110
	3.00%, due 12/1/20	325,000	333,174
			3,110,673
	Kentucky 0.2%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds Series A 4.00%, due 2/1/18	650,000	650,000

	Louisiana 2.3%
	Bossier City LA, Public Improvement Sales & Tax, Revenue Bonds
	2.00%, due 12/1/18	500,000	499,675
	2.00%, due 12/1/19	650,000	646,678
	2.25%, due 12/1/20	500,000	496,145
	City of New Orleans LA, Water System, Revenue Bonds 3.00%, due 12/1/18	250,000	253,165
	City of Shreveport LA, Airport System, Revenue Bonds Series B, Insured: AGM 2.452%, due 1/1/19	500,000	500,880
	City of Shreveport LA, Water & Sewer, Junior Lien, Revenue Bonds Series C, Insured: BAM 1.90%, due 12/1/18	1,120,000	1,112,698
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities-Housing & Parking Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	721,511
	Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds
	Series A, Insured: AGM 2.00%, due 10/1/19	555,000	557,531
	Insured: AGM 3.00%, due 10/1/18	865,000	873,356
	Series A, Insured: AGM 3.00%, due 10/1/20	575,000	593,015
	Louisiana Public Facilities Authority, Nineteenth Judicial District, Revenue Bonds Series C, Insured: AGM 5.00%, due 6/1/18	245,000	247,663
			6,502,317
	Maryland 0.1%
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds 5.00%, due 7/1/18	300,000	303,885

	Massachusetts 2.1%
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/19	985,000	1,033,422
	5.00%, due 10/1/20	760,000	815,769
	Massachusetts Development Finance Agency, UMass Memorial Health Care, Revenue Bonds Series I 5.00%, due 7/1/18	1,000,000	1,013,780
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds 5.00%, due 9/1/18	225,000	229,309
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 5.00%, due 1/1/20	200,000	212,218
	Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39 (b)	2,535,000	2,525,291
			5,829,789
	Michigan 2.1%
	County of Genesee MI, Water Supply System, Limited General Obligation
	Series B, Insured: BAM 5.00%, due 2/1/18	150,000	150,000
	Series B, Insured: BAM 5.00%, due 2/1/19	200,000	206,640
	Harper Woods School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/19	500,000	522,165
	Lincoln Consolidated School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 5/1/19	1,180,000	1,229,312
	Livonia Public Schools, School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/18	210,000	211,334
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds 5.00%, due 12/1/18	200,000	204,878
	Saline Area Schools, Unlimited General Obligation Insured: Q-SBLF 1.741%, due 5/1/19	2,300,000	2,282,290
	Warren Consolidated Schools, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 5/1/19	1,080,000	1,123,902
			5,930,521
	Minnesota 1.2%
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System Project, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,388,057
	Kanabec County MN, FirstLight Health System, Revenue Bonds 2.75%, due 12/1/19	2,000,000	2,000,620
			3,388,677
	Mississippi 1.0%
	City of Jackson MS Water & Sewer System, Revenue Bonds
	Insured: BAM 4.00%, due 9/1/18	380,000	384,780
	Insured: BAM 4.00%, due 9/1/20	625,000	651,463
	Mississippi Development Bank, Biloxi Mississippi Project, Revenue Bonds Insured: BAM 4.00%, due 11/1/20	650,000	685,815
	Mississippi Development Bank, Canton Public School District, Revenue Bonds Insured: AGM 4.00%, due 12/1/18	935,000	954,205
			2,676,263

	Missouri 0.6%
	Health & Educational Facilities Authority of the State of Missouri, Kansas City Art Institute, Revenue Bonds 1.03%, due 12/1/35 (b)	1,100,000	1,100,000
	St. Louis Municipal Finance Corp., Carnahan Courthouse, Revenue Bonds Series A 3.00%, due 2/15/18	460,000	460,253
			1,560,253

	Nevada 0.8%
	County of Humboldt N.V., Sierra Pacific Power Co., Revenue Bonds Series A 1.25%, due 10/1/29 (b)	2,250,000	2,231,370

	New Hampshire 0.1%
	New Hampshire Health & Education Facilities Authority, Kendel At Hanover, Revenue Bonds 3.00%, due 10/1/18	200,000	201,706

	New Jersey 10.7%
	Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	4,045,798
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	338,385
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	322,088
	Casino Reinvestment Development Authority, Revenue Bonds 5.00%, due 11/1/18	255,000	260,350
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,032,420
	Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,357,943
	Greater Egg Harbor Regional High School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 2/1/19	750,000	767,588
	Insured: AGM 4.00%, due 2/1/20	1,000,000	1,041,770
	New Jersey Health Care Facilities Financing Authority, Palisades Medical Center, Revenue Bonds 3.15%, due 7/1/18	180,000	181,285
	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Revenue Bonds 5.00%, due 7/1/18	640,000	648,262
	New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	2,945,463
¤	New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,427,150
¤	New Jersey Turnpike Authority, Revenue Bonds Series C-2 1.575%, due 1/1/22 (c)	6,000,000	6,028,800
	State of New Jersey, Unlimited General Obligation
	Series L, Insured: AMBAC 5.25%, due 7/15/18	2,045,000	2,079,929
	Series M, Insured: AMBAC 5.50%, due 7/15/19	225,000	237,416
	Town of Hammonton NJ, Unlimited General Obligation Insured: AGM 4.00%, due 2/1/18	750,000	750,000
	Trenton Parking Authority, Revenue Bonds
	Series A, Insured: AGM 2.49%, due 10/1/19	170,000	166,741
	Series A, Insured: AGM 2.80%, due 10/1/20	180,000	174,983
	Series B, Insured: AGM 4.00%, due 4/1/19	250,000	256,623
			30,062,994
	New York 6.4%
	County of Rockland NY, Public Improvement, Limited General Obligation Insured: AGM 2.00%, due 12/1/18	655,000	657,685
¤	New York City Water & Sewer System, 2nd General Resolution, Revenue Bonds Series BB-1 1.05%, due 6/15/39 (b)	6,000,000	6,000,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 1.06%, due 5/1/42 (b)	2,700,000	2,700,000
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds Series C, Insured: AGM 3.123%, due 4/1/24 (b)	4,300,000	4,300,000
	Village of Johnson City NY, Limited General Obligation Series B 4.00%, due 10/4/18	3,000,000	3,006,180
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,201,231
			17,865,096
	Ohio 5.6%
	City of Cincinnati OH, Unlimited General Obligation Series D 1.837%, due 12/1/18	200,000	199,096
	City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,603,541
	Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,000,000	3,251,130
	Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.01%, due 1/1/39 (b)	1,000,000	1,000,000
	Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	949,724
¤	State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 1.187%, due 10/1/36 (b)	8,800,000	8,800,000
			15,803,491
	Pennsylvania 6.9%
	Capital Region Water, Revenue Bonds Series A 5.00%, due 7/15/19	1,300,000	1,362,439
	Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds
	Series B 3.00%, due 11/15/20	100,000	102,970
	Series A 4.00%, due 11/15/18	100,000	101,913
	Series A 4.00%, due 11/15/19	240,000	249,106
	City of Reading PA, Unlimited General Obligation Insured: BAM 4.00%, due 11/1/19	620,000	641,278
	County of Beaver PA, Unlimited General Obligation
	Series B, Insured: BAM 1.948%, due 11/15/18	730,000	727,109
	Series B, Insured: BAM 2.18%, due 11/15/19	1,520,000	1,503,949
	Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	536,280
	Doylestown Hospital Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/18	245,000	248,665
	General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Revenue Bonds 4.00%, due 12/1/18	185,000	187,768
	Hazleton Area School District, Limited General Obligation
	Series B, Insured: BAM 2.00%, due 3/1/20	375,000	374,693
	Series A, Insured: BAM 4.00%, due 3/1/20	600,000	623,952
	Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 10/1/19	685,000	722,264
	Series A, Insured: BAM 5.00%, due 10/1/20	840,000	902,538
	Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds
	4.00%, due 10/1/19	755,000	782,980
	4.00%, due 10/1/20	1,730,000	1,821,136
	Philadelphia Authority for Industrial Development, Retirement System, Revenue Bonds Series B, Insured: AMBAC (zero coupon), due 4/15/18	360,000	357,437
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
	Series 14T 5.00%, due 10/1/19	750,000	790,290
	Series 14T 5.00%, due 10/1/20	750,000	810,907
	Reading School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 2/1/18	790,000	790,000
	State Public School Building Authority, Chester Upland School, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/15/18	1,140,000	1,164,350
	State Public School Building Authority, Harrisburg School District Project, Revenue Bonds Insured: AGM 4.00%, due 12/1/20	910,000	957,511
	State Public School Building Authority, Revenue Bonds Series B, Insured: AGM 2.116%, due 12/1/20	2,020,000	1,960,976
	Trinity Area School District, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/18	950,000	965,922
	West Mifflin School District, Unlimited General Obligation Insured: AGM 5.00%, due 10/1/18	500,000	511,980
	Western Wayne School District, Limited General Obligation Insured: BAM 4.00%, due 4/1/18	290,000	291,276
			19,489,689
	Puerto Rico 6.6%
	Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 3.061%, due 7/1/20	315,000	312,864
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 4.75%, due 7/1/18	110,000	110,913
	Insured: AGM 5.25%, due 7/1/18	190,000	191,967
	Insured: AGM 5.25%, due 7/1/20	710,000	743,363
	Insured: AGC 5.50%, due 7/1/18	150,000	151,706
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	1,880,000	1,891,731
	Insured: AGM 5.50%, due 7/1/19	190,000	196,361
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	3,465,000	3,502,353
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	320,000	322,064
	Commonwealth of Puerto Rico, Unlimited General Obligation, Insured: NATL-RE	470,000	462,913
¤	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: NATL-RE 4.00%, due 7/1/18	75,000	75,011
	Series UU, Insured: NATL-RE 4.50%, due 7/1/18	2,500,000	2,505,450
	Series SS, Insured: NATL-RE 5.00%, due 7/1/18	1,525,000	1,528,111
	Series MM, Insured: NATL-RE 5.00%, due 7/1/19	230,000	230,925
	Series UU, Insured: NATL-RE 5.00%, due 7/1/19	215,000	215,864
	Series MM, Insured: NATL-RE 5.00%, due 7/1/20	240,000	238,860
	Series N, Insured: NATL-RE 5.25%, due 7/1/19	350,000	352,590
	Series L, Insured: NATL-RE 5.50%, due 7/1/19	20,000	20,216
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series E, Insured: AGM 5.50%, due 7/1/18	260,000	262,956
	Series AA, Insured: NATL-RE 5.50%, due 7/1/19	1,095,000	1,106,804
	Series Z, Insured: AGM 6.00%, due 7/1/18	2,035,000	2,062,289
	Puerto Rico Housing Finance Authority, Sub-Capital Fund Program-Modernization, Revenue Bonds 4.625%, due 12/1/18	100,000	101,932
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/19	240,000	240,926
	Series A, Insured: AGM 5.25%, due 8/1/19	250,000	253,742
	Series C, Insured: AGM 5.25%, due 8/1/19	795,000	820,289
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series F, Insured: NATL-RE 5.25%, due 7/1/19	700,000	705,180
			18,607,380
	Rhode Island 0.9%
	Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,075,820
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,589,295
			2,665,115
	South Carolina 1.1%
	SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
	Series A, Insured: BAM 2.26%, due 12/1/18	555,000	551,204
	Series A, Insured: BAM 2.54%, due 12/1/19	425,000	420,890
	Series A, Insured: BAM 2.69%, due 12/1/20	500,000	489,250
	Series A, Insured: BAM 2.92%, due 12/1/21	100,000	98,140
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.00%, due 8/1/18	350,000	354,890
	Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,122,510
			3,036,884
	Tennessee 0.2%
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
	Series A 4.00%, due 10/1/18	250,000	253,793
	Series A 4.00%, due 10/1/19	200,000	207,378
			461,171
	Texas 1.4%
	Harris County Municipal Utility District No. 419, Unlimited General Obligation
	Insured: AGM 3.00%, due 9/1/18	150,000	151,295
	Insured: AGM 3.00%, due 9/1/19	735,000	750,295
	Insured: AGM 3.00%, due 9/1/20	500,000	514,165
	Kerrville Health Facilities Development Corp., Peterson Regional Medical Center Project, Revenue Bonds 4.00%, due 8/15/18	555,000	560,827
	Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/19	1,000,000	1,026,240
	Insured: BAM 4.00%, due 5/1/20	1,000,000	1,046,640
			4,049,462
	U.S. Virgin Islands 0.7%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/18	60,000	60,248
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/19	1,810,000	1,090,525
	Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Series B 5.00%, due 10/1/18	1,000,000	925,000
			2,075,773
	Utah 0.5%
	South Davis Sewer District, Revenue Bonds
	Series A 3.00%, due 12/1/19	300,000	300,279
	Series A 3.00%, due 12/1/20	250,000	248,962
	Series A 3.00%, due 12/1/21	200,000	197,982
	Utah Infrastructure Agency, Revenue Bonds 1.00%, due 10/15/18	630,000	628,022
			1,375,245

	Vermont 0.1%
	Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds
	4.00%, due 10/1/18	125,000	126,804
	4.00%, due 10/1/19	130,000	134,123
			260,927
	Virginia 0.1%
	Lexington Industrial Development Authority, Kendal At Lexington, Revenue Bonds 3.00%, due 1/1/19	300,000	302,646

	Total Municipal Bonds (Cost $238,303,035)		236,418,986

	U.S. Government & Federal Agencies 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
	4.50%, due 11/1/18	4,303	4,340

	Total U.S. Government & Federal Agencies (Cost $4,289)		4,340

	Total Long-Term Bonds (Cost $286,289,321)		284,137,893

	Total Investments (Cost $286,289,321)	101.1%	284,137,893
	Other Assets, Less Liabilities	(1.1)	(2,962,380)

	Net Assets	100.0%	$281,175,513

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Interest on these securities was subject to alternative minimum tax.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$47,714,567	$—	$47,714,567
Municipal Bonds	—	236,418,986	—	236,418,986
U.S. Government & Federal Agencies	—	4,340	—	4,340
Total Long-Term Bonds	—	284,137,893	—	284,137,893
Total Investments in Securities	$—	$284,137,893	$—	$284,137,893

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2018, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2018, there were no securities held by the Funds that were fair valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	March 29, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	March 29, 2018